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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08415

Evergreen Fixed Income Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for four of its series, Evergreen High Yield Bond Fund, Evergreen Institutional Mortgage Portfolio, Evergreen Strategic Income Fund, and Evergreen U.S. Government Fund, for the six months ended October 31, 2005. These four series have an April 30 fiscal year end.

Date of reporting period: October 31, 2005

Item 1 - Reports to Stockholders.

Evergreen High Yield Bond Fund

Evergreen

HIGH YIELD BOND FUND

Semiannual Report
as of October 31, 2005

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
28	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia
Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2005

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen High Yield Bond Fund, which covers the six-month period ended October 31, 2005.

Fixed income investors had to endure a variety of challenges over the past six months. Moderating economic growth, surging energy prices and tighter monetary policy led the list of concerns, while the terrorist bombings in London and credit downgrades in the auto sector further pressured market sentiment. In addition, Hurricane Katrina devastated much of the gulf region and inflation fears grew with the prospect of more government spending. While the importance of asset allocation becomes increasingly evident during times of uncertainty, we believe it is crucial for long-term investors to extend the diversification process further, to include several strategies within an asset class, such as the bond fund offerings within Evergreen’s Fixed Income Trust and Select Fixed Income Trust.

The investment period began with a trend for slower growth in the U.S. economy. After experiencing the rapid pace of growth typical in economic recovery, Gross Domestic Product had moderated to a pace of growth normally associated with economic expansion. While the growth in overall output was still good, it was no longer considered great, and market interest rates initially declined on the perceived weakness. Yet energy prices continued to soar throughout the summer months amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated these pricing concerns and long-term interest rates began to crawl higher.

Having already anticipated a bout of inflation fears, the Federal Reserve (Fed) maintained its “measured removal of policy accommodation.”

1

LETTER TO SHAREHOLDERS continued

While the paradox of moderating economic growth and tighter monetary policy often rattled the fixed income markets, Evergreen’s Investment Strategy Committee concluded that since rates were low for such a lengthy period, the central bank was simply removing excess stimulus to prevent pricing from becoming a long-term problem. Although Chairman Greenspan had been very transparent in his public statements about the direction of monetary policy, market interest rates persisted lower into the summer months. This “flattening” of the yield curve caused many in the fixed income markets to debate its message. Did it signal the end of the expansion? Or was it just confidence in the Fed’s inflation-fighting capabilities? Considering our forecast for moderating global growth, mild wages, and solid productivity, we determined that long-term pricing pressures, despite energy, were insufficient to halt the expansion. In addition, we believed that a combination of excess global savings, an increased “flight to quality,” and growing demand for longer-duration investments by under-funded pensions accelerated this trend.

Throughout this timeframe, our fixed income teams attempted to capitalize on trends within the bond market. For example, Evergreen’s high yield teams emphasized exposure within media and telecom, while the lack of airline exposure benefited their portfolios. Our government bond teams needed to be very agile in their decision-making, for despite the Fed’s monetary policy stance, the yield curve continued to flatten. The mortgage market benefited from the mostly positive economic data, yet the combination of the hurricanes and rising energy costs pressured yields in September and October. Finally, some of our “core” strategies included going short on duration in anticipation of the rise in market yields. All told, it was a challenging environment to be tied to any one

2

LETTER TO SHAREHOLDERS continued

specific area within the bond market, and we believe those portfolios fully diversified within fixed income were best positioned for the long-term.

We continue to recommend that investors maintain their diversified, long-term strategies within their fixed income portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of October 31, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Dana Erikson, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2005.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/11/1935

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/11/1935	1/21/1998	4/14/1998

Nasdaq symbol	EKHAX	EKHBX	EKHCX	EKHYX

6-month return with sales charge	-2.08%	-2.40%	1.58%	N/A

6-month return w/o sales charge	2.93%	2.57%	2.57%	3.09%

Average annual return*

1-year with sales charge	-2.71%	-3.41%	0.39%	N/A

1-year w/o sales charge	2.05%	1.34%	1.34%	2.36%

5-year	6.53%	6.49%	6.79%	7.86%

10-year	5.40%	5.31%	5.31%	6.11%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen High Yield Bond Fund Class A shares, versus a similar investment in the Merrill Lynch High Yield Master Index† (MLHYMI) and the Consumer Price Index (CPI).

The MLHYMI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

† Copyright 2005. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of October 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005 to October 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2005	10/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,029.34	$ 5.27
Class B	$ 1,000.00	$ 1,025.74	$ 8.83
Class C	$ 1,000.00	$ 1,025.74	$ 8.83
Class I	$ 1,000.00	$ 1,030.89	$ 3.74
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.01	$ 5.24
Class B	$ 1,000.00	$ 1,016.48	$ 8.79
Class C	$ 1,000.00	$ 1,016.48	$ 8.79
Class I	$ 1,000.00	$ 1,021.53	$ 3.72

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.03% for Class A, 1.73% for Class B, 1.73% for Class C and 0.73% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2005
CLASS A	(unaudited)	2005	2004	2003	2002[1]	2001

Net asset value, beginning of period	$ 3.32	$ 3.43	$ 3.30	$ 3.29	$ 3.39	$ 3.72

Income from investment operations
Net investment income (loss)	0.12[2]	0.24	0.25	0.27[2]	0.27	0.33
Net realized and unrealized gains or losses on investments	(0.02)	(0.10)	0.14	0.01	(0.09)	(0.33)

Total from investment operations	0.10	0.14	0.39	0.28	0.18	0

Distributions to shareholders from
Net investment income	(0.12)	(0.25)	(0.26)	(0.27)	(0.28)	(0.33)

Net asset value, end of period	$ 3.30	$ 3.32	$ 3.43	$ 3.30	$ 3.29	$ 3.39

Total return[3]	2.93%	4.14%	12.25%	9.42%	5.77%	0.15%

Ratios and supplemental data
Net assets, end of period (thousands)	$429,140	$467,714	$530,526	$484,346	$321,830	$322,330

Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.03%[4]	1.04%	1.01%	1.11%	1.19%	1.25%
Expenses excluding waivers/reimbursements
and expense reductions	1.03%[4]	1.04%	1.01%	1.11%	1.21%	1.25%
Net investment income (loss)	6.82%[4]	7.16%	7.42%	8.70%	8.27%	9.39%
Portfolio turnover rate	23%	65%	71%	80%	138%	140%

1 As required, effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities . The effects of this change for the year ended April 30, 2002 were a decrease in net investment income per share of $0.00; an increase in net realized gains or losses per share of $0.00; and a decrease to the ratio of net investment income to average net assets of 0.13%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2005
CLASS B	(unaudited)	2005	2004	2003	2002[1]	2001

Net asset value, beginning of period	$ 3.32	$ 3.43	$ 3.30	$ 3.29	$ 3.39	$ 3.72

Income from investment operations
Net investment income (loss)	0.10[2]	0.22	0.23[2]	0.25[2]	0.24[2]	0.34
Net realized and unrealized gains or losses on investments	(0.01)	(0.10)	0.14	0.01	(0.08)	(0.37)

Total from investment operations	0.09	0.12	0.37	0.26	0.16	(0.03)

Distributions to shareholders from
Net investment income	(0.11)	(0.23)	(0.24)	(0.25)	(0.26)	(0.30)

Net asset value, end of period	$ 3.30	$ 3.32	$ 3.43	$ 3.30	$ 3.29	$ 3.39

Total return[3]	2.57%	3.42%	11.46%	8.61%	4.98%	(0.60%)

Ratios and supplemental data
Net assets, end of period (thousands)	$195,220	$211,950	$247,741	$173,002	$54,537	$33,844
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.73%[4]	1.74%	1.72%	1.84%	1.92%	2.00%
Expenses excluding waivers/reimbursements
and expense reductions	1.73%[4]	1.74%	1.72%	1.84%	1.94%	2.00%
Net investment income (loss)	6.12%[4]	6.46%	6.71%	7.99%	7.49%	8.61%
Portfolio turnover rate	23%	65%	71%	80%	138%	140%

1 As required, effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities . The effects of this change for the year ended April 30, 2002 were a decrease in net investment income per share of $0.01; an increase in net realized gains or losses per share of $0.01; and a decrease to the ratio of net investment income to average net assets of 0.13%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2005
CLASS C	(unaudited)	2005	2004	2003	2002[1]	2001

Net asset value, beginning of period	$ 3.32	$ 3.43	$ 3.30	$ 3.29	$ 3.39	$ 3.72

Income from investment operations
Net investment income (loss)	0.10[2]	0.22	0.23	0.25[2]	0.26	0.29
Net realized and unrealized gains or losses on investments	(0.01)	(0.10)	0.14	0.01	(0.10)	(0.32)

Total from investment operations	0.09	0.12	0.37	0.26	0.16	(0.03)

Distributions to shareholders from
Net investment income	(0.11)	(0.23)	(0.24)	(0.25)	(0.26)	(0.30)

Net asset value, end of period	$ 3.30	$ 3.32	$ 3.43	$ 3.30	$ 3.29	$ 3.39

Total return[3]	2.57%	3.42%	11.46%	8.61%	4.98%	(0.60%)

Ratios and supplemental data
Net assets, end of period (thousands)	$240,215	$281,810	$381,525	$290,914	$105,753	$80,753
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.73%[4]	1.74%	1.72%	1.85%	1.93%	2.00%
Expenses excluding waivers/reimbursements
and expense reductions	1.73%[4]	1.74%	1.72%	1.85%	1.95%	2.00%
Net investment income (loss)	6.12%[4]	6.47%	6.72%	7.98%	7.52%	8.61%
Portfolio turnover rate	23%	65%	71%	80%	138%	140%

1 As required, effective May 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities . The effects of this change for the year ended April 30, 2002 were a decrease in net investmen t income per share of $0.00; an increase in net realized gains or losses per share of $0.00; and a decrease to the ratio of net investment income to average net assets of 0.13%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2005
CLASS I1	(unaudited)	2005	2004	2003	2002[2]	2001

Net asset value, beginning of period	$ 3.32	$ 3.43	$ 3.30	$ 3.29	$ 3.39	$ 3.72

Income from investment operations
Net investment income (loss)	0.12[3]	0.26	0.26	0.28[3]	0.29	0.34
Net realized and unrealized gains or losses on investments	(0.02)	(0.11)	0.14	0.01	(0.10)	(0.33)

Total from investment operations	0.10	0.15	0.40	0.29	0.19	0.01

Distributions to shareholders from
Net investment income	(0.12)	(0.26)	(0.27)	(0.28)	(0.29)	(0.34)

Net asset value, end of period	$ 3.30	$ 3.32	$ 3.43	$ 3.30	$ 3.29	$ 3.39

Total return	3.09%	4.45%	12.58%	9.69%	6.04%	0.40%

Ratios and supplemental data
Net assets, end of period (thousands)	$60,216	$60,412	$37,894	$49,370	$10,011	$6,047
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.73%[4]	0.74%	0.72%	0.84%	0.92%	1.00%
Expenses excluding waivers/reimbursements
and expense reductions	0.73%[4]	0.74%	0.72%	0.84%	0.94%	1.00%
Net investment income (loss)	7.11%[4]	7.46%	7.73%	9.05%	8.53%	9.63%
Portfolio turnover rate	23%	65%	71%	80%	138%	140%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).

2 As required, effective May 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities . The effects of this change for the year ended April 30, 2002 were a decrease in net investmen t income per share of $0.00; an increase in net realized gains or losses per share of $0.00; and a decrease to the ratio of net investment income to average net assets of 0.13%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

October 31, 2005 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 0.0%
FIXED-RATE 0.0%
FNMA, 8.00%, 06/01/2030 (cost $22,875)	$23,172	$24,737

CORPORATE BONDS 84.1%
CONSUMER DISCRETIONARY 26.0%
Auto Components 1.6%
Dura Operating Corp., Ser. B, 8.625%, 04/15/2012 (p)	2,900,000	2,472,250
HLI Operating Co., Inc., 10.50%, 06/15/2010 (p)	2,900,000	2,392,500
Tenneco Automotive, Inc., 8.625%, 11/15/2014 (p)	10,650,000	10,224,000

		15,088,750

Diversified Consumer Services 1.2%
Carriage Services, Inc., 7.875%, 01/15/2015	4,345,000	4,475,350
Service Corporation International:
6.75%, 04/01/2016 (p)	3,625,000	3,579,688
7.00%, 06/15/2017 144A	3,250,000	3,241,875

		11,296,913

Hotels, Restaurants & Leisure 7.3%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	5,500,000	5,885,000
Herbst Gaming, Inc., 7.00%, 11/15/2014	5,450,000	5,409,125
Inn of The Mountain Gods Resort & Casino, 12.00%, 11/15/2010	13,000,000	13,975,000
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	5,500,000	5,225,000
La Quinta Corp., 8.875%, 03/15/2011	2,990,000	3,206,775
Las Vegas Sands Corp., 6.375%, 02/15/2015 (p)	4,320,000	4,114,800
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	6,000,000	6,420,000
MGM MIRAGE, Inc., 5.875%, 02/27/2014 (p)	3,350,000	3,149,000
MTR Gaming Group, Inc., 9.75%, 04/01/2010	9,430,000	9,972,225
Station Casinos, Inc.:
6.50%, 02/01/2014 (p)	2,675,000	2,681,688
6.875%, 03/01/2016	7,025,000	7,112,812

		67,151,425

Household Durables 1.9%
Amscan Holdings, Inc., 8.75%, 05/01/2014	5,515,000	4,439,575
Jarden Corp., 9.75%, 05/01/2012	9,020,000	9,155,300
Meritage Homes Corp., 6.25%, 03/15/2015	3,000,000	2,625,000
Technical Olympic USA, Inc., 10.375%, 07/01/2012	1,200,000	1,212,000

		17,431,875

Leisure Equipment & Products 0.5%
Riddell Bell Holdings, Inc., 8.375%, 10/01/2012	4,510,000	4,329,600

Media 9.2%
AMC Entertainment, Inc., 9.875%, 02/01/2012 (p)	7,500,000	7,200,000
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	8,615,000	8,270,400
CCO Holdings, LLC, 8.75%, 11/15/2013 (p)	6,000,000	5,805,000
Cinemark USA, Inc., 9.00%, 02/01/2013	5,000,000	5,187,500
CSC Holdings, Inc., 7.625%, 04/01/2011	6,530,000	6,578,975

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

October 31, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media continued
Dex Media East, LLC, 9.875%, 11/15/2009	$ 10,000,000	$10,925,000
Emmis Communications Corp.:
6.875%, 05/15/2012 (p)	5,835,000	5,791,238
FRN, 9.75%, 06/15/2012	3,000,000	3,022,500
Houghton Mifflin Co., 8.25%, 02/01/2011	5,000,000	5,137,500
Mediacom Communications Corp., 9.50%, 01/15/2013 (p)	11,250,000	11,053,125
PRIMEDIA, Inc., 8.875%, 05/15/2011	3,785,000	3,709,300
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	5,250,000	5,420,625
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013 (p) 144A	7,250,000	6,896,562

		84,997,725

Specialty Retail 2.7%
CSK Auto, Inc., 7.00%, 01/15/2014 (p)	8,500,000	7,990,000
FTD, Inc., 7.75%, 02/15/2014	3,749,000	3,730,255
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	5,730,000	6,238,537
United Auto Group, Inc., 9.625%, 03/15/2012	7,000,000	7,306,250

		25,265,042

Textiles, Apparel & Luxury Goods 1.6%
Levi Strauss & Co., 9.75%, 01/15/2015 (p)	5,100,000	5,176,500
Norcross Safety Products, LLC, Ser. B, 9.875%, 08/15/2011	2,000,000	2,140,000
Oxford Industries, Inc., 8.875%, 06/01/2011	4,000,000	4,120,000
Warnaco Group, Inc., 8.875%, 06/15/2013	3,000,000	3,247,500

		14,684,000

CONSUMER STAPLES 2.1%
Food Products 0.9%
Del Monte Foods Co.:
6.75%, 02/15/2015 144A	1,190,000	1,161,737
8.625%, 12/15/2012	4,550,000	4,868,500
Michael Foods, Inc., 8.00%, 11/15/2013	2,500,000	2,550,000

		8,580,237

Personal Products 0.9%
Playtex Products, Inc., 8.00%, 03/01/2011	8,000,000	8,390,000

Tobacco 0.3%
Commonwealth Brands, Inc., 10.625%, 09/01/2008 144A	2,625,000	2,769,375

ENERGY 11.7%
Energy Equipment & Services 3.1%
Dresser, Inc., 9.375%, 04/15/2011	5,000,000	5,200,000
GulfMark Offshore, Inc., 7.75%, 07/15/2014 (p)	3,025,000	3,191,375
Hornbeck Offshore Services, Inc.:
6.125%, 12/01/2014 144A	3,875,000	3,797,500
Ser. B, 6.125%, 12/01/2014	1,700,000	1,666,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

October 31, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
ENERGY continued
Energy Equipment & Services continued
Parker Drilling Co.:
9.625%, 10/01/2013 (p)	$ 2,830,000	$3,212,050
9.625%, 10/01/2013 144A	6,000,000	6,810,000
SESI, LLC, 8.875%, 05/15/2011	4,150,000	4,367,875

		28,244,800

Oil, Gas & Consumable Fuels 8.6%
Chesapeake Energy Corp.:
6.375%, 06/15/2015	3,750,000	3,703,125
6.875%, 01/15/2016 (p)	9,145,000	9,305,037
Clayton Williams Energy, Inc., 7.75%, 08/01/2013 144A	5,450,000	5,286,500
El Paso Corp., 7.875%, 06/15/2012 (p)	10,000,000	10,250,000
El Paso Production Holding Co., 7.75%, 06/01/2013	7,755,000	8,026,425
Encore Acquisition Co., 6.25%, 04/15/2014 (p)	3,445,000	3,358,875
Exco Resources, Inc., 7.25%, 01/15/2011	3,505,000	3,557,575
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	4,400,000	4,724,500
Peabody Energy Corp.:
5.875%, 04/15/2016 (p)	4,275,000	4,157,438
6.875%, 03/15/2013	2,380,000	2,469,250
Petroleum Helicopters, Inc., 9.375%, 05/01/2009	1,500,000	1,578,750
Plains Exploration & Production Co., 8.75%, 07/01/2012	2,730,000	2,927,925
Premcor Refining Group, Inc., 9.50%, 02/01/2013	5,250,000	5,893,125
Targa Resources, Inc., 8.50%, 11/01/2013 144A	1,500,000	1,530,000
Williams Cos.:
7.50%, 01/15/2031	5,000,000	5,225,000
8.125%, 03/15/2012	7,250,000	7,866,250

		79,859,775

FINANCIALS 6.4%
Consumer Finance 2.8%
General Motors Acceptance Corp.:
5.625%, 05/15/2009	10,750,000	10,172,596
6.125%, 09/15/2006	5,000,000	4,986,410
Northern Telecom Capital Corp., 7.875%, 06/15/2026 (p)	6,500,000	6,402,500
Triad Financial Corp., 11.125%, 05/01/2013 144A	4,675,000	4,721,750

		26,283,256

Diversified Financial Services 1.3%
Borden US Finance Corp., 9.00%, 07/15/2014 144A	1,600,000	1,582,000
Qwest Capital Funding, Inc., 7.00%, 08/03/2009 (p)	10,500,000	10,342,500

		11,924,500

Insurance 0.5%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	4,100,000	4,407,500

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

October 31, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Real Estate 1.8%
Crescent Real Estate Equities Co., REIT, 9.25%, 04/15/2009	$ 5,600,000	$5,936,000
Omega Healthcare Investors, Inc., REIT:
6.95%, 08/01/2007	3,300,000	3,333,000
7.00%, 04/01/2014	1,200,000	1,212,000
Thornburg Mortgage, Inc., REIT, 8.00%, 05/15/2013	6,325,000	6,182,687

		16,663,687

HEALTH CARE 4.9%
Health Care Equipment & Supplies 0.6%
Universal Hospital Services, Inc., 10.125%, 11/01/2011 (p)	5,370,000	5,410,275

Health Care Providers & Services 4.3%
Extendicare Health Services, Inc., 9.50%, 07/01/2010	5,000,000	5,350,000
HCA, Inc., 6.375%, 01/15/2015 (p)	5,525,000	5,448,987
IASIS Healthcare Corp., 8.75%, 06/15/2014	6,845,000	7,050,350
Select Medical Corp., 7.625%, 02/01/2015	6,000,000	5,595,000
Team Health, Inc., 9.00%, 04/01/2012 (p)	6,800,000	7,684,000
Tenet Healthcare Corp., 9.875%, 07/01/2014	9,410,000	9,151,225

		40,279,562

INDUSTRIALS 7.3%
Aerospace & Defense 0.4%
Moog, Inc., 6.25%, 01/15/2015	3,475,000	3,475,000

Commercial Services & Supplies 1.8%
Allied Waste North America, Inc.:
5.75%, 02/15/2011 (p)	5,175,000	4,851,562
6.375%, 04/15/2011 (p)	725,000	703,250
American Color Graphics, Inc., 10.00%, 06/15/2010 (p)	7,500,000	5,006,250
NationsRent Companies, Inc., 9.50%, 10/15/2010	1,175,000	1,283,688
TriMas Corp., 9.875%, 06/15/2012	6,250,000	5,093,750

		16,938,500

Machinery 3.2%
Case New Holland, Inc., 9.25%, 08/01/2011	12,375,000	13,086,562
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013 144A	3,200,000	3,152,000
Douglas Dynamics, LLC, 7.75%, 01/15/2012 144A	4,060,000	3,938,200
Dresser Rand Group, Inc., 7.375%, 11/01/2014 144A	4,154,000	4,278,620
Terex Corp., 7.375%, 01/15/2014	5,420,000	5,420,000

		29,875,382

Marine 1.1%
Horizon Lines, LLC, Sr. Disc. Note, Step Bond, 0.00%, 04/01/2013 †	12,775,000	10,571,313

Trading Companies & Distributors 0.8%
United Rentals, Inc., 7.75%, 11/15/2013 (p)	7,250,000	6,923,750

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

October 31, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
INFORMATION TECHNOLOGY 2.0%
Communications Equipment 0.4%
Telex Communications Holdings, Inc., 11.50%, 10/15/2008	$ 3,250,000	$3,477,500

IT Services 1.6%
Stratus Technologies, Inc., 10.375%, 12/01/2008 (p)	4,000,000	4,060,000
SunGard Data Systems, Inc.:
9.125%, 08/15/2013 144A	7,400,000	7,548,000
10.25%, 08/15/2015 144A	2,950,000	2,938,938

		14,546,938

MATERIALS 11.8%
Chemicals 3.8%
Ethyl Corp., 8.875%, 05/01/2010	2,200,000	2,288,000
Huntsman Advanced Materials, LLC, 11.00%, 07/15/2010	5,000,000	5,575,000
Huntsman International, LLC, 11.50%, 07/15/2012	6,105,000	6,936,806
Lyondell Chemical Co.:
10.50%, 06/01/2013 (p)	11,600,000	13,209,500
11.125%, 07/15/2012	1,400,000	1,568,000
PQ Corp., 7.50%, 02/15/2013 144A	5,625,000	5,203,125

		34,780,431

Containers & Packaging 1.7%
Graham Packaging Co., 9.875%, 10/15/2014 (p)	5,150,000	4,841,000
Graphic Packaging International, Inc., 8.50%, 08/15/2011	3,000,000	2,910,000
Owens-Brockway Glass Containers, Inc., 8.25%, 05/15/2013 (p)	7,850,000	8,046,250

		15,797,250

Metals & Mining 4.7%
Alaska Steel Corp., 7.75%, 06/15/2012 (p)	10,750,000	9,728,750
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014	6,400,000	6,576,000
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014	8,000,000	7,920,000
10.125%, 02/01/2010	5,285,000	5,839,925
Oregon Steel Mills, Inc., 10.00%, 07/15/2009 (p)	7,625,000	8,215,938
United States Steel Corp., 10.75%, 08/01/2008	4,526,000	5,046,490

		43,327,103

Paper & Forest Products 1.6%
Boise Cascade, LLC:
6.47%, 10/15/2012	2,700,000	2,619,000
7.125%, 10/15/2014	2,500,000	2,237,500
Bowater, Inc., 6.50%, 06/15/2013 (p)	5,250,000	4,646,250
Georgia Pacific Corp., 8.125%, 05/15/2011	5,000,000	5,450,000

		14,952,750

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

October 31, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES 5.8%
Diversified Telecommunication Services 1.8%
Consolidated Communications, Inc., 9.75%, 04/01/2012	$ 4,755,000	$5,004,638
Level 3 Communications Corp., 6.375%, 10/15/2015 144A	5,750,000	5,706,875
Qwest Communications International, Inc., 7.875%, 09/01/2011	5,425,000	5,709,812

		16,421,325

Wireless Telecommunication Services 4.0%
Alamosa Holdings, Inc., 8.50%, 01/31/2012	2,750,000	2,866,875
Centennial Communications Corp., 8.125%, 02/01/2014 (p)	4,750,000	4,940,000
Dobson Communications Corp., 8.875%, 10/01/2013 (p)	5,150,000	5,059,875
Horizon PCS, Inc., 11.375%, 07/15/2012	3,655,000	4,130,150
Sprint Nextel Corp., Ser. D, 7.375%, 08/01/2015	3,190,000	3,379,231
Rural Cellular Corp.:
8.25%, 03/15/2012	1,170,000	1,222,650
9.75%, 01/15/2010 (p)	10,250,000	10,250,000
UbiquiTel, Inc., 9.875%, 03/01/2011	2,500,000	2,743,750
US Unwired, Inc., Ser. B, 10.00%, 06/15/2012	2,500,000	2,856,250

		37,448,781

UTILITIES 6.1%
Electric Utilities 1.6%
Edison Mission Energy, 10.00%, 08/15/2008	4,250,000	4,685,625
Reliant Energy, Inc.:
6.75%, 12/15/2014	6,125,000	5,726,875
9.25%, 07/15/2010 (p)	4,000,000	4,220,000

		14,632,500

Gas Utilities 0.9%
SEMCO Energy, Inc.:
7.125%, 05/15/2008	3,500,000	3,558,874
7.75%, 05/15/2013	4,500,000	4,661,932

		8,220,806

Independent Power Producers & Energy Traders 3.6%
AES Corp., 7.75%, 03/01/2014 (p)	8,460,000	8,819,550
Dynegy, Inc., 10.125%, 07/15/2013 144A	8,500,000	9,392,500
NRG Energy, Inc., 8.00%, 12/15/2013	2,689,000	2,944,455
Tenaska, Inc., 7.00%, 06/30/2021 144A	2,142,782	2,187,720
Texas Genco, Inc., 6.875%, 12/15/2014 144A	9,500,000	10,212,500

		33,556,725

Total Corporate Bonds (cost $778,515,453)		778,004,351

YANKEE OBLIGATIONS - CORPORATE 10.5%
CONSUMER DISCRETIONARY 1.5%
Hotels, Restaurants & Leisure 0.6%
Intrawest Corp., 7.50%, 10/15/2013	5,250,000	5,368,125

Media 0.9%
IMAX Corp., 9.625%, 12/01/2010	8,000,000	8,600,000

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

October 31, 2005 (unaudited)

	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
CONSUMER STAPLES 1.3%
Food & Staples Retailing 1.3%
The Jean Coutu Group (PJC), Inc., 8.50%, 08/01/2014 (p)	$ 12,850,000	$11,982,625

ENERGY 0.9%
Energy Equipment & Services 0.9%
Petroleum Geo-Services ASA, 10.00%, 11/05/2010	8,050,000	8,935,500

FINANCIALS 0.7%
Consumer Finance 0.2%
Calpine Canada Energy Finance, 8.50%, 05/01/2008 (p)	3,335,000	1,817,575

Diversified Financial Services 0.5%
Ship Finance International, Ltd., 8.50%, 12/15/2013	4,915,000	4,712,256

INDUSTRIALS 1.1%
Marine 0.8%
CP Ships, Ltd., 10.375%, 07/15/2012	6,690,000	7,593,150

Transportation Infrastructure 0.3%
Sea Containers, Ltd., 10.50%, 05/15/2012 (p)	2,630,000	2,610,275

INFORMATION TECHNOLOGY 1.0%
Electronic Equipment & Instruments 1.0%
Celestica, Inc.:
7.625%, 07/01/2013	7,625,000	7,453,438
7.875%, 07/01/2011	1,535,000	1,527,325

		8,980,763

MATERIALS 2.9%
Chemicals 0.5%
Nova Chemicals Corp., 6.50%, 01/15/2012 (p)	4,875,000	4,680,000

Containers & Packaging 1.3%
Crown European Holdings SA:
9.50%, 03/01/2011	3,250,000	3,575,000
10.875%, 03/01/2013	7,000,000	8,242,500

		11,817,500

Metals & Mining 1.1%
Novelis, Inc., 7.25%, 02/15/2015 144A	10,940,000	10,037,450

TELECOMMUNICATION SERVICES 1.1%
Wireless Telecommunication Services 1.1%
Rogers Wireless, Inc.:
6.375%, 03/01/2014	2,790,000	2,796,975
7.50%, 03/15/2015	3,250,000	3,501,875
9.625%, 05/01/2011 (p)	3,475,000	4,004,937

		10,303,787

Total Yankee Obligations-Corporate (cost $97,228,044)		97,439,006

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

October 31, 2005 (unaudited)

	Principal
	Amount	Value

CONVERTIBLE DEBENTURES 0.6%
UTILITIES 0.6%
Independent Power Producers & Energy Traders 0.6%
Calpine Corp., 7.75%, 06/01/2015 (p) (cost $6,525,000)	$ 6,525,000	$5,089,500

	Shares	Value

COMMON STOCKS 1.0%
CONSUMER DISCRETIONARY 0.6%
Hotels, Restaurants & Leisure 0.2%
Las Vegas Sands Corp. (p) *	65,000	2,229,500

Media 0.4%
Charter Communications, Inc., Class A (p) *	425,000	510,000
IMAX Corp. (p) *	372,332	3,377,052

		3,887,052

FINANCIALS 0.0%
Diversified Financial Services 0.0%
Ono Finance plc 144A * (h) +	4,500	0

MATERIALS 0.3%
Chemicals 0.2%
Huntsman Corp. *	88,065	1,750,732

Metals & Mining 0.1%
Freeport-McMoRan Copper & Gold, Inc., Class B	20,000	988,400

TELECOMMUNICATION SERVICES 0.1%
Wireless Telecommunication Services 0.1%
Rural Celluar Corp. (p) *	50,000	800,000

Total Common Stocks (cost $8,165,421)		9,655,684

WARRANTS 0.2%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Metricom, Inc., Expiring 02/15/2010 * (h) +	1,500	0

FINANCIALS 0.0%
Diversified Financial Services 0.0%
Asat Finance, LLC, Expiring 11/01/2006 144A * (h) +	4,000	0
Ono Finance plc, Expiring 05/31/2009 * (h) +	4,500	0

		0

TELECOMMUNICATION SERVICES 0.2%
Wireless Telecommunication Services 0.2%
American Tower Escrow Corp., Expiring 08/01/2008 *	4,250	1,434,454

Total Warrants (cost $842,945)		1,434,454

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

October 31, 2005 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 21.1%
MUTUAL FUND SHARES 21.1%
Evergreen Institutional Money Market Fund ø	15,527,409	$15,527,409
Navigator Prime Portfolio (pp)	179,878,196	179,878,196

Total Short-Term Investments (cost $195,405,605)		195,405,605

Total Investments (cost $1,086,705,343) 117.5%		1,087,053,337
Other Assets and Liabilities (17.5%)		(162,262,703)

Net Assets 100.0%		$924,790,634

(p)	All or a portion of this security is on loan.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
*	Non-income producing security
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
REIT	Real Estate Investment Trust

The following table shows the percent of total investments (excluding equity positions and collateral from securities on loan) by credit quality based on Moody’s and Standard & Poor’s ratings as of October 31, 2005:

AAA	1.9%
A	0.4%
BBB	1.0%
BB	22.7%
B	65.0%
CCC	9.0%

100.0%

The following table shows the percent of total investments (excluding equity positions and collateral from securities on loan) by maturity as of October 31, 2005:

Less than 1 year	2.5%
1 to 3 year(s)	3.5%
3 to 5 years	12.2%
5 to 10 years	77.2%
10 to 20 years	3.3%
20 to 30 years	1.3%

100.0%

See Notes to Financial Statements

19

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005 (unaudited)

Assets
Investments in securities, at value (cost $1,071,177,934) including $177,139,616 of
securities loaned	$1,071,525,928
Investments in affiliated money market fund, at value (cost $15,527,409)	15,527,409

Total investments	1,087,053,337
Receivable for securities sold	90,713
Receivable for Fund shares sold	533,733
Dividends and interest receivable	21,462,145
Receivable for securities lending income	96,893
Prepaid expenses and other assets	349,608

Total assets	1,109,586,429

Liabilities
Dividends payable	2,180,145
Payable for Fund shares redeemed	2,592,338
Payable for securities on loan	179,878,196
Advisory fee payable	18,895
Distribution Plan expenses payable	13,792
Due to other related parties	1,979
Accrued expenses and other liabilities	110,450

Total liabilities	184,795,795

Net assets	$924,790,634

Net assets represented by
Paid-in capital	$1,061,613,910
Overdistributed net investment income	(5,323,157)
Accumulated net realized losses on investments	(131,848,113)
Net unrealized gains on investments	347,994

Total net assets	$924,790,634

Net assets consists of
Class A	$429,140,496
Class B	195,219,655
Class C	240,214,527
Class I	60,215,956

Total net assets	$924,790,634

Shares outstanding (unlimited number of shares authorized)
Class A	130,009,473
Class B	59,144,110
Class C	72,775,031
Class I	18,241,813

Net asset value per share
Class A	$3.30
Class A — Offering price (based on sales charge of 4.75%)	$3.46
Class B	$3.30
Class C	$3.30
Class I	$3.30

See Notes to Financial Statements

20

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2005 (unaudited)

Investment income
Interest income (net of foreign withholding taxes of $19,510)	$38,701,925
Securities lending	545,255
Income from affiliate	492,862
Dividends	14,169

Total investment income	39,754,211

Expenses
Advisory fee	2,012,653
Distribution Plan expenses
Class A	712,032
Class B	1,037,874
Class C	1,324,191
Administrative services fee	504,426
Transfer agent fees	925,816
Trustees’ fees and expenses	6,690
Printing and postage expenses	36,522
Custodian and accounting fees	146,139
Registration and filing fees	39,787
Professional fees	15,039
Other	12,187

Total expenses	6,773,356
Less: Expense reductions	(11,867)
Expense reimbursements	(1,649)

Net expenses	6,759,840

Net investment income	32,994,371

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(694,348)
Net change in unrealized gains or losses on investments	(2,241,263)

Net realized and unrealized gains or losses on investments	(2,935,611)

Net increase in net assets resulting from operations	$30,058,760

See Notes to Financial Statements

21

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2005		Year Ended
	(unaudited)		April 30, 2005

Operations
Net investment income		$32,994,371		$76,221,565
Net realized gains or losses on
investments		(694,348)		25,834,013
Net change in unrealized gains or
losses on investments		(2,241,263)		(58,429,108)

Net increase in net assets resulting
from operations		30,058,760		43,626,470

Distributions to shareholders
from
Net investment income
Class A		(16,508,372)		(37,029,733)
Class B		(6,493,645)		(15,487,174)
Class C		(8,288,178)		(22,203,970)
Class I		(2,399,547)		(3,329,864)

Total distributions to shareholders		(33,689,742)		(78,050,741)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	18,054,483	60,914,486	35,421,081	121,218,744
Class B	2,509,214	8,448,881	7,948,374	27,307,221
Class C	2,357,886	7,922,618	10,841,400	37,359,748
Class I	7,936,940	26,647,172	12,543,483	42,583,297

		103,933,157		228,469,010

Net asset value of shares issued in
reinvestment of distributions
Class A	3,375,192	11,379,183	7,303,420	25,011,324
Class B	933,035	3,144,261	2,202,244	7,541,103
Class C	1,321,904	4,455,275	3,579,614	12,258,383
Class I	232,767	784,375	359,166	1,232,162

		19,763,094		46,042,972

Automatic conversion of Class B
shares to Class A shares
Class A	664,196	2,238,523	936,476	3,224,666
Class B	(664,196)	(2,238,523)	(936,476)	(3,224,666)

		0		0

Payment for shares redeemed
Class A	(33,074,892)	(111,304,381)	(57,549,646)	(196,416,528)
Class B	(7,524,595)	(25,306,136)	(17,646,027)	(60,266,215)
Class C	(15,851,778)	(53,156,776)	(40,851,398)	(139,522,820)
Class I	(8,137,667)	(27,392,829)	(5,754,273)	(19,682,937)

		(217,160,122)		(415,888,500)

Net decrease in net assets resulting
from capital share transactions		(93,463,871)		(141,376,518)

Total decrease in net assets		(97,094,853)		(175,800,789)
Net assets
Beginning of period		1,021,885,487		1,197,686,276

End of period		$924,790,634		$1,021,885,487

Overdistributed net investment income		$(5,323,157)		$(2,471,797)

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen High Yield Bond Fund (the “Fund”) is a diversified series of Evergreen Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund’s gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.31% and declining to 0.16% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended October 31, 2005, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $1,649.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended October 31, 2005, the transfer agent fees were equivalent to an annual rate of 0.18% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended October 31, 2005, the Fund paid brokerage commissions of $7,788 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended October 31, 2005, EIS received $20,969 from the sale of Class A shares and $304,726 and $8,966 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $225,108,519 and $306,258,720, respectively, for the six months ended October 31, 2005.

During the six months ended October 31, 2005, the Fund loaned securities to certain brokers. At October 31, 2005, the value of securities on loan and the value of collateral amounted to $177,139,616 and $179,878,196, respectively.

On October 31, 2005, the aggregate cost of securities for federal income tax purposes was $1,086,790,088. The gross unrealized appreciation and depreciation on securities based on tax cost was $24,978,859 and $24,715,610, respectively, with a net unrealized appreciation of $263,249.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of April 30, 2005, the Fund had $131,069,020 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011

$19,168,229	$ 38,451,200	$ 57,513,490	$ 15,936,101

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended October 31 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended October 31, 2005, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

27

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide Fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and in respect of the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund

28

ADDITIONAL INFORMATION (unaudited) continued

and the other Evergreen funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and

29

ADDITIONAL INFORMATION (unaudited) continued

its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class A shares of the Fund performed in the fifth quin-tile over recently completed one- and three-year periods and in the second quintile over the recently completed five-year period. The Trustees noted that the Fund’s assets are principally invested in lower-rated debt securities, and that EIMC generally maintains a relatively high-quality bias in that asset class. EIMC reported to the Trustees that, in recent periods, funds with a high-quality bias like the Fund’s had generally underperformed other investment products investing in lower-quality issuers, contributing substantially to the Fund’s relative underperfor-mance; EIMC said that it expected the Fund’s relative performance to improve as market conditions change to favor that bias.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was below the median of fees paid by comparable funds.

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the funds.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of Fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these

30

ADDITIONAL INFORMATION (unaudited) continued

factors, the Trustees did not consider that the profitability of any of the funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of funds had recently declined, or were expected to in the near future.

31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Former Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 89 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

564355 rv3 12/2005

Evergreen Institutional Mortgage Portfolio

Evergreen

INSTITUTIONAL MORTGAGE PORTFOLIO

Semiannual Report
as of October 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
8	SCHEDULE OF INVESTMENTS
12	STATEMENT OF ASSETS AND LIABILITIES
13	STATEMENT OF OPERATIONS
14	STATEMENTS OF CHANGES IN NET ASSETS
15	NOTES TO FINANCIAL STATEMENTS
20	ADDITIONAL INFORMATION
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2005

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Institutional Mortgage Portfolio, which covers the six-month period ended October 31, 2005.

Fixed income investors had to endure a variety of challenges over the past six months. Moderating economic growth, surging energy prices and tighter monetary policy led the list of concerns, while the terrorist bombings in London and credit downgrades in the auto sector further pressured market sentiment. In addition, Hurricane Katrina devastated much of the gulf region and inflation fears grew with the prospect of more government spending. While the importance of asset allocation becomes increasingly evident during times of uncertainty, we believe it is crucial for long-term investors to extend the diversification process further, to include several strategies within an asset class, such as the bond fund offerings within Evergreen’s Fixed Income Trust and Select Fixed Income Trust.

The investment period began with a trend for slower growth in the U.S. economy. After experiencing the rapid pace of growth typical in economic recovery, Gross Domestic Product had moderated to a pace of growth normally associated with economic expansion. While the growth in overall output was still good, it was no longer considered great, and market interest rates initially declined on the perceived weakness. Yet energy prices continued to soar throughout the summer months amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated these pricing concerns and long-term interest rates began to crawl higher.

1

LETTER TO SHAREHOLDERS continued

Having already anticipated a bout of inflation fears, the Federal Reserve (Fed) maintained its “measured removal of policy accommodation.” While the paradox of moderating economic growth and tighter monetary policy often rattled the fixed income markets, Evergreen’s Investment Strategy Committee concluded that since rates were low for such a lengthy period, the central bank was simply removing excess stimulus to prevent pricing from becoming a long-term problem. Although Chairman Greenspan had been very transparent in his public statements about the direction of monetary policy, market interest rates persisted lower into the summer months. This “flattening” of the yield curve caused many in the fixed income markets to debate its message. Did it signal the end of the expansion? Or was it just confidence in the Fed’s inflation-fighting capabilities? Considering our forecast for moderating global growth, mild wages, and solid productivity, we determined that long-term pricing pressures, despite energy, were insufficient to halt the expansion. In addition, we believed that a combination of excess global savings, an increased “flight to quality,” and growing demand for longer-duration investments by under-funded pensions accelerated this trend.

Throughout this timeframe, our fixed income teams attempted to capitalize on trends within the bond market. For example, Evergreen’s high yield teams emphasized exposure within media and telecom, while the lack of airline exposure benefited their portfolios. Our government bond teams needed to be very agile in their decision-making, for despite the Fed’s monetary policy stance, the yield curve continued to flatten. The mortgage market benefited from the mostly positive economic data, yet the combination of the hurricanes and rising energy costs pressured

2

LETTER TO SHAREHOLDERS continued

yields in September and October. Finally, some of our “core” strategies included going short on duration in anticipation of the rise in market yields. All told, it was a challenging environment to be tied to any one specific area within the bond market, and we believe those portfolios fully diversified within fixed income were best positioned for the long-term.

We continue to recommend that investors maintain their diversified, long-term strategies within their fixed income portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of October 31, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Tattersall Advisory Group, Inc.

Portfolio Managers:

• Robert Calhoun, CFA

• Mehmet Camurdan, CFA

• Todd C. Kuimjian, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2005.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 6/19/2002
Class I
Class inception date	6/19/2002

Nasdaq symbol	EMSFX

6-month return	0.45%

Average annual return

1-year	1.42%

Since portfolio inception	3.90%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please go to EvergreenInvestments.com/fundperformance. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The advisor is reimbursing the fund for a portion of other expenses. Had expenses not been reimbursed, returns would have been lower.

4

LONG-TERM GROWTH

Comparison of a $1,000,000 investment in the Evergreen Institutional Mortgage Portfolio Class I shares, versus a similar investment in the Merrill Lynch Mortgage Master Index† (MLMMI) and the Consumer Price Index (CPI).

The MLMMI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bonds rise when prevailing interest rates fall and fall when interest rates rise.

† Copyright 2005. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of October 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005 to October 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2005	10/31/2005	Period*

Actual
Class I	$ 1,000.00	$ 1,004.49	$ 1.06
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,024.15	$ 1.07

* Expenses are equal to the Fund’s annualized expense ratio (0.21% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2005
CLASS I	(unaudited)	2005	2004	2003[1]

Net asset value, beginning of period	$ 9.89	$ 9.89	$ 10.18	$ 10.00

Income from investment operations
Net investment income (loss)	0.20	0.35	0.35	0.40
Net realized and unrealized gains or losses on investments	(0.15)	0.10	(0.18)	0.23

Total from investment operations	0.05	0.45	0.17	0.63

Distributions to shareholders from
Net investment income	(0.24)	(0.45)	(0.45)	(0.40)
Net realized gains	0	0	(0.01)	(0.05)

Total distributions to shareholders	(0.24)	(0.45)	(0.46)	(0.45)

Net asset value, end of period	$ 9.70	$ 9.89	$ 9.89	$ 10.18

Total return	0.45%	4.66%	1.63%	6.45%

Ratios and supplemental data
Net assets, end of period (thousands)	$51,938	$45,997	$48,032	$28,423
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.21%[2]	0.20%	0.20%	0.12%[2]
Expenses excluding waivers/reimbursements and expense reductions	0.24%[2]	0.24%	0.28%	0.46%[2]
Net investment income (loss)	4.00%[2]	3.44%	3.33%	4.74%[2]
Portfolio turnover rate	61%	177%	327%	148%

1 For the period from June 19, 2002 (commencement of operations), to April 30, 2003.

2 Annualized

See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS

October 31, 2005 (unaudited)

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 11.5%
FIXED-RATE 11.5%
FHLMC:
6.90%, 12/01/2010	$ 545,000	$589,805
6.98%, 10/01/2020	446,370	482,428
FNMA:
4.06%, 06/01/2013	250,000	230,189
4.83%, 03/01/2013	676,840	666,882
5.65%, 02/01/2009	239,052	243,874
6.01%, 02/01/2012	326,953	341,333
6.09%, 05/01/2011	379,023	395,539
6.15%, 05/01/2011	231,078	241,395
6.65%, 12/01/2007	225,608	230,941
6.79%, 07/01/2009	93,891	98,438
6.91%, 07/01/2009	282,148	296,801
7.05%, 06/01/2007	381,806	385,981
7.09%, 07/01/2009	279,342	295,312
7.18%, 05/01/2007	163,522	166,347
7.27%, 02/01/2010	489,395	523,932
7.29%, 12/01/2010	409,220	445,520
7.37%, 08/01/2006	359,506	361,587

Total Agency Commercial Mortgage-Backed Securities (cost $6,324,162)		5,996,304

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 14.9%
FIXED-RATE 14.9%
FHLMC:
Ser. 2264, Class PL, 7.00%, 10/15/2030	477,461	483,238
Ser. 2748, Class LE, 4.50%, 12/15/2017	710,000	685,330
Ser. 2780, Class BD, 4.50%, 10/15/2017	335,000	331,696
Ser. 2840, Class NC, 5.50%, 03/15/2028	445,000	446,812
Ser. 2841, Class PC, 5.50%, 07/15/2030	870,000	868,292
Ser. 2923, Class QC, 5.50%, 05/15/2028	425,000	426,372
Ser. 2984, Class NC, 5.50%, 09/15/2031	365,000	363,182
FNMA:
Ser. 2001-71, Class QE, 6.00%, 12/25/2016	388,214	395,883
Ser. 2004-26, Class PA, 4.50%, 09/25/2025	1,960,000	1,936,483
Ser. 2004-61, Class EQ, 5.50%, 01/25/2033	905,000	917,944
Ser. 2005-25, Class PC, 5.50%, 07/25/2028	415,000	415,692
Ser. 2005-40, Class AC, 4.50%, 02/25/2031	480,773	466,987

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $7,875,903)		7,737,911

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 45.4%
FIXED-RATE 45.4%
FHLMC:
4.50%, 04/01/2035	1,290,266	1,204,929
4.77%, 09/01/2035	1,012,700	991,617

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS continued

October 31, 2005 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FHLMC: continued
5.00%, TBA #	$ 3,215,000	$3,093,434
6.50%, 09/01/2019	704,668	727,296
FNMA:
4.50%, 04/01/2019 - 04/01/2020	646,573	625,841
4.50%, TBA #	3,205,000	3,099,838
5.00%, TBA #	3,300,000	3,255,655
5.37%, 09/01/2035	445,063	443,625
5.50%, 04/01/2034 - 09/01/2035	6,171,933	6,096,281
5.50%, TBA #	2,590,000	2,555,196
6.50%, 07/01/2032 - 08/01/2032	989,709	1,017,639
7.00%, 05/01/2032	78,328	81,941
7.50%, 11/01/2029 - 12/01/2029	32,222	34,059
GNMA, 4.50%, 07/20/2030	333,876	335,110

Total Agency Mortgage-Backed Pass Through Securities
(cost $23,877,841)		23,562,461

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 4.0%
FNMA:
Ser. 2003-W14, Class 1A6, 5.82%, 09/25/2043	345,000	347,219
Ser. 2003-W19, Class 1A5, 5.50%, 11/25/2033	1,705,000	1,707,733

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage
Obligations (cost $2,133,050)		2,054,952

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH
SECURITIES 1.1%
FNMA:
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2042	273,401	281,428
Ser. 2004-W9, Class 2A1, 6.50%, 02/25/2044	284,509	291,417

Total Agency Reperforming Mortgage-Backed Pass Through Securities
(cost $586,700)		572,845

ASSET-BACKED SECURITIES 0.8%
Asset-Backed Funding Cert., Ser. 2005-AQ1, Class A1B, 4.25%, 06/25/2035	276,047	275,029
Vanderbilt Mtge. & Fin., Inc., Ser. 2002-B, Class A3, 4.70%, 10/17/2018	170,000	167,667

Total Asset-Backed Securities (cost $446,024)		442,696

COMMERCIAL MORTGAGE-BACKED SECURITIES 7.7%
FIXED-RATE 7.7%
Banc of America Comml. Mtge. Securities, Inc., Ser. 2004-1, Class A4, 4.76%,
11/10/2039	535,000	515,847
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2001-TOP2, Class A1, 6.08%,
02/15/2035	203,657	206,934
Commercial Mtge. Pass-Through Cert., Ser. 2004-LB3A, Class A5, 5.28%,
11/25/2033	620,000	624,555

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

October 31, 2005 (unaudited)

	Principal
	Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FIXED-RATE continued
Goldman Sachs Mtge. Securities Corp. II, Ser. 2003-C1, Class A1, 2.90%,
01/10/2040	$ 517,373	$502,245
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2004-PNC1, Class A4,
5.375%, 06/12/2041	605,000	612,086
LB-UBS Comml. Mtge. Trust, Ser. 2000-C4, Class A1, 7.18%, 09/15/2009	159,394	163,061
Morgan Stanley Capital I, Inc.:
Ser. 1998-XL1, Class A2, 6.45%, 06/03/2030	77,141	77,161
Ser. 2003-T11, Class A4, 5.15%, 06/13/2041	670,000	664,234
Morgan Stanley Dean Witter, Ser. 2003-IQ5, Class A4, 5.01%, 04/15/2038	340,000	334,355
Wachovia Bank Comml. Mtge. Trust, Ser. 2003-C8, Class A1, 3.44%,
11/15/2035	303,484	293,395

Total Commercial Mortgage-Backed Securities (cost $4,123,462)		3,993,873

U.S. TREASURY OBLIGATIONS 0.5%
U.S. Treasury Notes, 2.75%, 08/15/2007 (cost $248,532)	255,000	247,948

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 11.1%
FIXED-RATE 11.1%
Banc of America Mtge. Securities, Inc.:
Ser. 2005-D, Class 2A6, 4.80%, 05/25/2035	230,000	224,679
Ser. 2005-E, Class 2A7, 4.63%, 06/25/2035	620,000	600,514
GSR Mtge. Loan Trust:
Ser. 2004-12, Class 3A6, 4.49%, 12/25/2034	465,000	452,987
Ser. 2005-AR6, Class 3A1, 4.56%, 09/25/2035 (h)	990,782	972,254
MASTR Adjustable Rate Mtge. Trust, Ser. 2004-13, Class 3A7, 3.79%,
12/21/2034	420,000	400,437
Washington Mutual, Inc.:
Ser. 2004-AR4, Class A6, 3.81%, 06/25/2034	915,000	877,091
Ser. 2004-AR7, Class A6, 3.95%, 07/25/2034	1,460,000	1,409,502
Ser. 2005-AR5, Class A5, 4.69%, 05/25/2035	415,000	403,170
Wells Fargo Mtge. Backed Securities Trust, Ser. 2004-S, Class A7, 3.54%,
09/25/2034	440,000	421,532

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $5,838,762)		5,762,166

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 2.2%
FIXED-RATE 1.3%
Wells Fargo Mtge. Backed Securities Trust, Ser. 2005-AR1, Class 1A1, 4.56%,
02/25/2035	722,971	708,519

FLOATING-RATE 0.9%
IndyMac Index Mtge. Loan Trust:
Ser. 2004-AR5, Class 2A1A, 4.26%, 08/25/2034	284,096	284,188
Ser. 2004-AR7, Class A2, 4.26%, 09/25/2034	173,481	173,932

		458,120

Total Whole Loan Mortgage-Backed Pass Through Securities
(cost $1,179,296)		1,166,639

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

October 31, 2005 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 24.0%
MUTUAL FUND SHARES 24.0%
Evergreen Institutional Money Market Fund ø ## (cost $12,445,170)	12,445,170	$12,445,170

Total Investments (cost $65,078,902) 123.2%		63,982,965
Other Assets and Liabilities (23.2%)		(12,044,595)

Net Assets 100.0%		$51,938,370

#	When-issued or delayed delivery security
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MASTR	Mortgage Asset Securitization Transactions, Inc.
TBA	To Be Announced

The following table shows the percent of total investments, excluding segregated cash and cash equivalents, by credit quality based on Moody’s and Standard & Poor’s ratings as of October 31, 2005:

AAA	100.0%

The following table shows the percent of total investments, excluding segregated cash and cash equivalents, by maturity as of October 31, 2005:

Less than 1 year	4.0%
1 to 3 year(s)	13.5%
3 to 5 years	21.2%
5 to 10 years	60.5%
10 to 20 years	0.8%

100.0%

See Notes to Financial Statements

11

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005 (unaudited)

Assets
Investments in securities, at value (cost $52,633,732)	$51,537,795
Investments in affiliated money market fund, at value (cost $12,445,170)	12,445,170

Total investments	63,982,965
Receivable for securities sold	366,141
Principal paydown receivable	2,300
Interest receivable	234,744
Prepaid expenses and other assets	1,024

Total assets	64,587,174

Liabilities
Dividends payable	130,883
Payable for securities purchased	12,500,246
Due to related parties	199
Accrued expenses and other liabilities	17,476

Total liabilities	12,648,804

Net assets	$51,938,370

Net assets represented by
Paid-in capital	$54,089,917
Overdistributed net investment income	(165,988)
Accumulated net realized losses on investments	(889,622)
Net unrealized losses on investments	(1,095,937)

Total net assets	$51,938,370

Shares outstanding (unlimited number of shares authorized) Class I	5,356,531

Net asset value per share Class I	$9.70

See Notes to Financial Statements

12

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2005 (unaudited)

Investment income
Interest	$878,159
Income from affiliate	135,153

Total investment income	1,013,312

Expenses
Administrative services fee	24,035
Transfer agent fees	866
Trustees’ fees and expenses	343
Printing and postage expenses	11,505
Custodian and accounting fees	7,887
Registration and filing fees	3,925
Professional fees	7,525
Other	1,000

Total expenses	57,086
Less: Expense reductions	(1,306)
Expense reimbursements	(7,502)

Net expenses	48,278

Net investment income	965,034

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(133,739)
Net change in unrealized gains or losses on investments	(728,279)

Net realized and unrealized gains or losses on investments	(862,018)

Net increase in net assets resulting from operations	$103,016

See Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2005		Year Ended
	(unaudited)		April 30, 2005

Operations
Net investment income		$965,034		$1,511,838
Net realized gains or losses on
investments		(133,739)		238,855
Net change in unrealized gains or
losses on investments		(728,279)		286,092

Net increase in net assets resulting
from operations		103,016		2,036,785

Distributions to shareholders from
net investment income		(1,146,536)		(2,005,765)

	Shares		Shares
Capital share transactions
Proceeds from shares sold	1,315,380	12,969,440	1,761,382	17,425,251
Net asset value of shares issued in
reinvestment of distributions	37,803	371,818	77,323	766,452
Payment for shares redeemed	(645,807)	(6,356,798)	(2,048,098)	(20,257,682)

Net increase (decrease) in net assets
resulting from capital share
transactions		6,984,460		(2,065,979)

Total increase (decrease) in net assets		5,940,940		(2,034,959)
Net assets
Beginning of period		45,997,430		48,032,389

End of period		$51,938,370		$45,997,430

Undistributed (overdistributed)
net investment income		$(165,988)		$15,514

See Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Institutional Mortgage Portfolio (the “Fund”) is a diversified series of Evergreen Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”) shares. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Shares of the Fund are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates) and through special arrangements entered into on behalf of the Evergreen funds with certain financial services firms.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

15

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund. The Fund does not pay a fee for the investment advisory service.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually reimburse other expenses in order to limit operating expenses. During the six months ended October 31, 2005, EIMC reimbursed other expenses in the amount of $7,502.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the six months ended October 31, 2005:

Cost of Purchases		Proceeds from Sales
Non-U.S		Non-U.S.

U.S. Government	Government	U.S. Government	Government

$ 35,327,645	$ 6,625,033	$ 28,583,237	$6,391,587

On October 31, 2005, the aggregate cost of securities for federal income tax purposes was $65,083,856. The gross unrealized appreciation and depreciation on securities based on tax cost was $3,601 and $1,104,492, respectively, with a net unrealized depreciation of $1,100,891.

As of April 30, 2005, the Fund had $590,832 in capital loss carryovers for federal income tax purposes with $512,937 expiring in 2012 and $77,895 expiring in 2013.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of April 30, 2005, the Fund incurred and elected to defer post-October losses of $162,574.

5. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended October 31, 2005, the Fund did not participate in the interfund lending program.

6. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

7. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

8. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended October 31, 2005, the Fund had no borrowings under this agreement.

9. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

19

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement with EIMC and its sub-advisory agreement with EIMC’s affiliate, Tattersall Advisory Group, Inc (“Tattersall”) (the investment advisory agreement and the sub-advisory agreement are sometimes referred to herein as the “Agreements”). In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Agreements.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Agreements. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide Fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s Agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the Agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and in respect of the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

20

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund and the fees paid by EIMC under the sub-advisory agreement with Tattersall. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC and Tattersall formulate and implement an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management teams, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC and Tattersall, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia

21

ADDITIONAL INFORMATION (unaudited) continued

organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC and Tattersall were consistent with their duties under the Agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s Agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC and Tattersall, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class I shares of the Fund performed in the third quin-tile over the recently completed one-year period and performed in the second quintile over the recently completed three-year period.

Advisory and administrative fees. The Trustees noted that the Fund pays no investment advisory or administrative fees. In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of funds had recently declined, or were expected to in the near future.

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that the Fund currently does not pay any advisory fees and no further economies of scale would likely be achieved.

22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Former Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 89 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

571812 rv1 12/2005

Evergreen Strategic Income Fund

Evergreen

STRATEGIC INCOME FUND

Semiannual Report
as of October 31, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
26	STATEMENT OF ASSETS AND LIABILITIES
27	STATEMENT OF OPERATIONS
28	STATEMENTS OF CHANGES IN NET ASSETS
29	NOTES TO FINANCIAL STATEMENTS
36	ADDITIONAL INFORMATION
40	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia
Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2005

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Strategic Income Fund, which covers the six-month period ended October 31, 2005.

Fixed income investors had to endure a variety of challenges over the past six months. Moderating economic growth, surging energy prices and tighter monetary policy led the list of concerns, while the terrorist bombings in London and credit downgrades in the auto sector further pressured market sentiment. In addition, Hurricane Katrina devastated much of the gulf region and inflation fears grew with the prospect of more government spending. While the importance of asset allocation becomes increasingly evident during times of uncertainty, we believe it is crucial for long-term investors to extend the diversification process further, to include several strategies within an asset class, such as the bond fund offerings within Evergreen’s Fixed Income Trust and Select Fixed Income Trust.

The investment period began with a trend for slower growth in the U.S. economy. After experiencing the rapid pace of growth typical in economic recovery, Gross Domestic Product had moderated to a pace of growth normally associated with economic expansion. While the growth in overall output was still good, it was no longer considered great, and market interest rates initially declined on the perceived weakness. Yet energy prices continued to soar throughout the summer months amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated these pricing concerns and long-term interest rates began to crawl higher.

LETTER TO SHAREHOLDERS continued

Having already anticipated a bout of inflation fears, the Federal Reserve (Fed) maintained its “measured removal of policy accommodation.” While the paradox of moderating economic growth and tighter monetary policy often rattled the fixed income markets, Evergreen’s Investment Strategy Committee concluded that since rates were low for such a lengthy period, the central bank was simply removing excess stimulus to prevent pricing from becoming a long-term problem. Although Chairman Greenspan had been very transparent in his public statements about the direction of monetary policy, market interest rates persisted lower into the summer months. This “flattening” of the yield curve caused many in the fixed income markets to debate its message. Did it signal the end of the expansion? Or was it just confidence in the Fed’s inflation-fighting capabilities? Considering our forecast for moderating global growth, mild wages, and solid productivity, we determined that long-term pricing pressures, despite energy, were insufficient to halt the expansion. In addition, we believed that a combination of excess global savings, an increased “flight to quality,” and growing demand for longer-duration investments by under-funded pensions accelerated this trend.

Throughout this timeframe, our fixed income teams attempted to capitalize on trends within the bond market. For example, Evergreen’s high yield teams emphasized exposure within media and telecom, while the lack of airline exposure benefited their portfolios. Our government bond teams needed to be very agile in their decision-making, for despite the Fed’s monetary policy stance, the yield curve continued to flatten. The mortgage market benefited from the mostly positive economic data, yet the combination of the hurricanes and rising energy costs pressured

LETTER TO SHAREHOLDERS continued

yields in September and October. Finally, some of our “core” strategies included going short on duration in anticipation of the rise in market yields. All told, it was a challenging environment to be tied to any one specific area within the bond market, and we believe those portfolios fully diversified within fixed income were best positioned for the long-term.

We continue to recommend that investors maintain their diversified, long-term strategies within their fixed income portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of October 31, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Evergreen International Advisors

Portfolio Managers:

Dana Erikson, CFA
Anthony Norris
Lisa Brown-Premo
Peter Wilson

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2005.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/14/1987

	Class A	Class B	Class C	Class I
Class inception date	4/14/1987	2/1/1993	2/1/1993	1/13/1997

Nasdaq symbol	EKSAX	EKSBX	EKSCX	EKSYX

6-month return with sales charge	-5.20%	-5.61%	-1.72%	N/A

6-month return w/o sales charge	-0.40%	-0.75%	-0.75%	-0.30%

Average annual return*

1-year with sales charge	-3.78%	-4.48%	-0.65%	N/A

1-year w/o sales charge	1.01%	0.32%	0.31%	1.25%

5-year	8.05%	8.03%	8.33%	9.42%

10-year	6.23%	5.94%	5.93%	6.80%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class I prior to its inception is based on the performance of Class A, the original class offered. These historical returns for Class I reflect the 0.25% 12b-1 fee in effect for Class A. Class I does not pay a 12b-1 fee. If this fee had not been reflected, returns for Class I would have been higher. The fund incurs 12b-1 fees of 0.30% for Class A and 1.00% for Classes B and C.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Strategic Income Fund Class A shares, versus a similar investment in the JPMorgan Global Government Bond Index excluding U.S. (JPMGXUS), the Lehman Brothers Aggregate Bond Index (LBABI), the Merrill Lynch High Yield Master Index† (MLHYMI) and the Consumer Price Index (CPI).

The JPMGXUS, the LBABI and the MLHYMI are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

† Copyright 2005. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of October 31, 2005, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005 to October 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/01/2005	10/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 995.95	$ 5.84
Class B	$ 1,000.00	$ 992.53	$ 9.34
Class C	$ 1,000.00	$ 992.50	$ 9.34
Class I	$ 1,000.00	$ 997.02	$ 4.33
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.36	$ 5.90
Class B	$ 1,000.00	$ 1,015.83	$ 9.45
Class C	$ 1,000.00	$ 1,015.83	$ 9.45
Class I	$ 1,000.00	$ 1,020.87	$ 4.38

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.16% for Class A, 1.86% for Class B, 1.86% for Class C and 0.86% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2005
CLASS A	(unaudited)	2005	2004	2003	2002[1]	2001

Net asset value, beginning of period	$ 6.53	$ 6.38	$ 6.50	$ 5.83	$ 5.74	$ 6.12

Income from investment operations
Net investment income (loss)	0.14[2]	0.33	0.34[2]	0.38[2]	0.35	0.52[2]
Net realized and unrealized gains or losses on investments	(0.16)	0.19	0.07	0.68	0.16	(0.40)

Total from investment operations	(0.02)	0.52	0.41	1.06	0.51	0.12

Distributions to shareholders from
Net investment income	(0.16)	(0.35)	(0.37)	(0.39)	(0.32)	(0.40)
Net realized gains	0	(0.02)	(0.16)	0	0	0
Tax basis return of capital	0	0	0	0	(0.10)	(0.10)

Total distributions to shareholders	(0.16)	(0.37)	(0.53)	(0.39)	(0.42)	(0.50)

Net asset value, end of period	$ 6.35	$ 6.53	$ 6.38	$ 6.50	$ 5.83	$ 5.74

Total return[3]	(0.40%)	8.22%	6.24%	18.79%	9.37%	2.09%

Ratios and supplemental data
Net assets, end of period (thousands)	$214,556	$214,776	$202,017	$173,842	$130,934	$122,223
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.16%[4]	1.12%	1.21%	1.19%	1.23%	0.87%
Expenses excluding waivers/reimbursements
and expense reductions	1.16%[4]	1.12%	1.21%	1.19%	1.23%	1.24%
Net investment income (loss)	4.40%[4]	5.03%	5.10%	6.31%	6.02%	8.06%
Portfolio turnover rate	69%	130%	129%	129%	304%	322%

1 As required, effective May 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 were a decrease in net investment income per share of $0.02; an increase in net realized gains or losses pe r share of $0.02; and a decrease to the ratio of net investment income to average net assets of 0.45%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2005
CLASS B	(unaudited)	2005	2004	2003	2002[1]	2001

Net asset value, beginning of period	$ 6.55	$ 6.40	$ 6.52	$ 5.85	$ 5.75	$ 6.14

Income from investment operations
Net investment income (loss)	0.12[2]	0.29	0.29[2]	0.34	0.29	0.48[2]
Net realized and unrealized gains or losses on investments	(0.17)	0.19	0.07	0.67	0.19	(0.41)

Total from investment operations	(0.05)	0.48	0.36	1.01	0.48	0.07

Distributions to shareholders from
Net investment income	(0.13)	(0.31)	(0.32)	(0.34)	(0.28)	(0.36)
Net realized gains	0	(0.02)	(0.16)	0	0	0
Tax basis return of capital	0	0	0	0	(0.10)	(0.10)

Total distributions to shareholders	(0.13)	(0.33)	(0.48)	(0.34)	(0.38)	(0.46)

Net asset value, end of period	$ 6.37	$ 6.55	$ 6.40	$ 6.52	$ 5.85	$ 5.75

Total return[3]	(0.75%)	7.46%	5.49%	17.87%	8.74%	1.18%

Ratios and supplemental data
Net assets, end of period (thousands)	$87,672	$98,852	$113,115	$107,968	$77,471	$83,347
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.86%[4]	1.83%	1.91%	1.94%	1.98%	1.61%
Expenses excluding waivers/reimbursements
and expense reductions	1.86%[4]	1.83%	1.91%	1.94%	1.98%	1.98%
Net investment income (loss)	3.70%[4]	4.34%	4.40%	5.54%	5.27%	7.34%
Portfolio turnover rate	69%	130%	129%	129%	304%	322%

1 As required, effective May 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 were a decrease in net investment income per share of $0.03; an increase in net realized gains or losses pe r share of $0.03; and a decrease to the ratio of net investment income to average net assets of 0.45%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2005
CLASS C	(unaudited)	2005	2004	2003	2002[1]	2001

Net asset value, beginning of period	$ 6.54	$ 6.39	$ 6.51	$ 5.84	$ 5.75	$ 6.13

Income from investment operations
Net investment income (loss)	0.12[2]	0.29	0.29[2]	0.34[2]	0.32	0.46[2]
Net realized and unrealized gains or losses on investments	(0.17)	0.19	0.07	0.67	0.15	(0.38)

Total from investment operations	(0.05)	0.48	0.36	1.01	0.47	0.08

Distributions to shareholders from
Net investment income	(0.13)	(0.31)	(0.32)	(0.34)	(0.28)	(0.36)
Net realized gains	0	(0.02)	(0.16)	0	0	0
Tax basis return of capital	0	0	0	0	(0.10)	(0.10)
Total distributions to shareholders	(0.13)	(0.33)	(0.48)	(0.34)	(0.38)	(0.46)

Net asset value, end of period	$ 6.36	$ 6.54	$ 6.39	$ 6.51	$ 5.84	$ 5.75

Total return[3]	(0.75%)	7.46%	5.49%	17.89%	8.56%	1.35%

Ratios and supplemental data
Net assets, end of period (thousands)	$74,519	$79,539	$89,236	$68,207	$22,554	$16,746
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.86%[4]	1.83%	1.91%	1.93%	1.98%	1.63%
Expenses excluding waivers/reimbursements
and expense reductions	1.86%[4]	1.83%	1.91%	1.93%	1.98%	2.00%
Net investment income (loss)	3.70%[4]	4.34%	4.40%	5.66%	5.25%	7.26%
Portfolio turnover rate	69%	130%	129%	129%	304%	322%

1 As required, effective May 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 were a decrease in net investment income per share of $0.02; an increase in net realized gains or losses per share of $0.02; and a decrease to the ratio of net investment income to average net assets of 0.45%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2005
CLASS I1	(unaudited)	2005	2004	2003	2002[2]	2001

Net asset value, beginning of period	$ 6.43	$ 6.28	$ 6.40	$ 5.74	$ 5.65	$ 6.02

Income from investment operations
Net investment income (loss)	0.15[3]	0.34	0.35[3]	0.41[3]	0.35	0.51[3]
Net realized and unrealized gains or losses on investments	(0.17)	0.19	0.07	0.64	0.17	(0.37)

Total from investment operations	(0.02)	0.53	0.42	1.05	0.52	0.14

Distributions to shareholders from
Net investment income	(0.16)	(0.36)	(0.38)	(0.39)	(0.33)	(0.41)
Net realized gains	0	(0.02)	(0.16)	0	0	0
Tax basis return of capital	0	0	0	0	(0.10)	(0.10)

Total distributions to shareholders	(0.16)	(0.38)	(0.54)	(0.39)	(0.43)	(0.51)

Net asset value, end of period	$ 6.25	$ 6.43	$ 6.28	$ 6.40	$ 5.74	$ 5.65

Total return	(0.30%)	8.58%	6.56%	19.09%	9.67%	2.41%

Ratios and supplemental data
Net assets, end of period (thousands)	$20,249	$19,216	$26,711	$13,406	$1,779	$1,584
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.86%[4]	0.82%	0.91%	0.94%	0.98%	0.62%
Expenses excluding waivers/reimbursements
and expense reductions	0.86%[4]	0.82%	0.91%	0.94%	0.98%	0.99%
Net investment income (loss)	4.70%[4]	5.33%	5.42%	6.75%	6.27%	8.30%
Portfolio turnover rate	69%	130%	129%	129%	304%	322%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2 As required, effective May 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities. The effects of this change for the year ended April 30, 2002 were a decrease in net investment income per share of $0.03; an increase in net realized gains or losses pe r share of $0.03; and a decrease to the ratio of net investment income to average net assets of 0.45%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

October 31, 2005 (unaudited)

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.9%
FIXED-RATE 1.9%
FNMA:
4.44%, 04/01/2014	$ 415,852	$397,247
6.18%, 06/01/2013	1,418,244	1,500,885
7.50%, 07/01/2010	782,998	857,736
Ser. 2002-M1, Class C, 6.17%, 02/25/2016	1,875,000	2,005,875
Ser. 2003-M1, Class B, 4.91%, 07/25/2020 ##	3,000,000	3,001,500

		7,763,243

FLOATING-RATE 1.0%
FNMA:
5.24%, 07/01/2035 ##	3,190,205	3,189,439
6.70%, 04/01/2011	69,496	73,540
7.85%, 11/01/2014 ##	527,333	575,788

		3,838,767

Total Agency Commercial Mortgage-Backed Securities (cost $11,684,428)		11,602,010

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 3.2%
FIXED-RATE 0.2%
FNMA:
Ser. 2004-W2, Class 2A2, 7.00%, 02/25/2044	376,962	396,885
Ser. 2004-W2, Class 5A, 7.50%, 03/25/2044	267,483	283,599

		680,484

FLOATING-RATE 3.0%
FHLMC:
Ser. 1699, Class FB, 4.81%, 03/15/2024	1,176,961	1,200,097
Ser. 2710, Class FY, 4.17%, 10/15/2018	373,352	374,816
FNMA:
Ser. 2002-67, Class FA, 4.83%, 11/25/2032 ##	2,811,524	2,880,575
Ser. 2002-77, Class F, 4.43%, 12/25/2032 ##	3,464,390	3,524,995
Ser. 2002-77, Class FA, 4.79%, 10/18/2030 ##	4,031,470	4,128,467

		12,108,950

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $12,759,845)		12,789,434

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 14.2%
FIXED-RATE 13.7%
FHLMC:
5.50%, TBA #	17,600,000	17,496,274
6.00%, TBA #	5,920,000	5,979,200
FNMA:
4.50%, TBA #	5,500,000	5,319,534
5.50%, TBA #	12,500,000	12,352,338
6.00%, TBA #	8,000,000	8,070,000
6.07%, 09/01/2013 ##	1,456,968	1,537,437
6.50%, 04/01/2017	702,728	775,705
6.50%, TBA #	2,465,000	2,530,475

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2005 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
GNMA:
6.00%, 06/15/2031 - 09/15/2031	$118,764	$120,926
7.50%, 12/15/2030	55,011	58,285
8.00%, 10/15/2030	2,404	2,571

		54,242,745

FLOATING-RATE 0.5%
FNMA:
3.94%, 07/01/2044	1,018,798	1,034,345
4.99%, 05/01/2035	1,211,139	1,194,946

		2,229,291

Total Agency Mortgage-Backed Pass Through Securities (cost $56,885,719)		56,472,036

ASSET-BACKED SECURITIES 1.6%
C-Bass, Ltd., Ser. 11A, Class C, FRN, 5.22%, 09/15/2039 144A	4,315,000	4,350,060
Ocean Star plc, Ser. 2004-A, Class C, FRN, 5.03%, 11/12/2018 144A	1,040,000	1,049,256
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 5.20%, 01/25/2035 144A	875,000	900,296

Total Asset-Backed Securities (cost $6,230,000)		6,299,612

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.6%
FIXED-RATE 0.6%
First Union National Bank Comml. Mtge., Ser. 2000-C1, Class F, 8.51%,
05/17/2032 (cost $2,635,981)	2,249,000	2,598,193

CORPORATE BONDS 30.1%
CONSUMER DISCRETIONARY 9.5%
Auto Components 0.6%
Dura Operating Corp., Ser. B, 8.625%, 04/15/2012	375,000	319,688
HLI Operating Co., Inc., 10.50%, 06/15/2010	400,000	330,000
Tenneco Automotive, Inc., 8.625%, 11/15/2014	1,675,000	1,608,000

		2,257,688

Diversified Consumer Services 0.4%
Carriage Services, Inc., 7.875%, 01/15/2015	425,000	437,750
Service Corporation International, 6.75%, 04/01/2016	1,000,000	987,500

		1,425,250

Hotels, Restaurants & Leisure 2.2%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	1,000,000	1,070,000
Herbst Gaming, Inc., 7.00%, 11/15/2014	850,000	843,625
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	850,000	807,500
La Quinta Corp., 8.875%, 03/15/2011	1,000,000	1,072,500
Las Vegas Sands Corp., 6.375%, 02/15/2015	750,000	714,375
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	1,000,000	1,070,000
MGM MIRAGE, Inc., 5.875%, 02/27/2014	525,000	493,500
MTR Gaming Group, Inc., 9.75%, 04/01/2010	1,200,000	1,269,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Hotels, Restaurants & Leisure continued
Station Casinos, Inc.:
6.50%, 02/01/2014	$425,000	$426,062
6.875%, 03/01/2016	1,100,000	1,113,750

		8,880,312

Household Durables 0.7%
Amscan Holdings, Inc., 8.75%, 05/01/2014	1,000,000	805,000
Jarden Corp., 9.75%, 05/01/2012	1,525,000	1,547,875
Meritage Homes Corp., 6.25%, 03/15/2015	500,000	437,500

		2,790,375

Leisure Equipment & Products 0.2%
Riddell Bell Holdings, Inc., 8.375%, 10/01/2012	760,000	729,600

Media 2.9%
AMC Entertainment, Inc., Ser. B, 8.625%, 08/15/2012	1,250,000	1,265,625
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	1,400,000	1,344,000
CCO Holdings, LLC, 8.75%, 11/15/2013	850,000	822,375
Cinemark USA, Inc., 9.00%, 02/01/2013	700,000	726,250
CSC Holdings, Inc., 7.625%, 04/01/2011	835,000	841,262
Dex Media East, LLC, 9.875%, 11/15/2009	850,000	928,625
Dex Media West, LLC, 5.875%, 11/15/2011	725,000	730,438
Emmis Communications Corp.:
6.875%, 05/15/2012	800,000	794,000
FRN, 9.75%, 06/15/2012	400,000	403,000
Mediacom Communications Corp., 9.50%, 01/15/2013	1,850,000	1,817,625
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	750,000	774,375
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013 144A	1,175,000	1,117,719

		11,565,294

Multi-line Retail 0.4%
J.C. Penney Co., Inc., 7.375%, 08/15/2008	1,650,000	1,736,625

Specialty Retail 1.5%
CSK Auto, Inc., 7.00%, 01/15/2014	1,500,000	1,410,000
FTD, Inc., 7.75%, 02/15/2014	1,944,000	1,934,280
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	1,100,000	1,197,625
United Auto Group, Inc., 9.625%, 03/15/2012	1,300,000	1,356,875

		5,898,780

Textiles, Apparel & Luxury Goods 0.6%
Levi Strauss & Co., 9.75%, 01/15/2015	750,000	761,250
Norcross Safety Products, LLC, Ser. B, 9.875%, 08/15/2011	700,000	749,000
Oxford Industries, Inc., 8.875%, 06/01/2011	400,000	412,000
Warnaco Group, Inc., 8.875%, 06/15/2013	385,000	416,762

		2,339,012

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES 0.7%
Food Products 0.4%
Del Monte Foods Co.:
6.75%, 02/15/2015 144A	$190,000	$185,487
8.625%, 12/15/2012	400,000	428,000
Michael Foods, Inc., 8.00%, 11/15/2013	900,000	918,000

		1,531,487

Personal Products 0.3%
Playtex Products, Inc., 8.00%, 03/01/2011	1,250,000	1,310,938

ENERGY 3.9%
Energy Equipment & Services 0.9%
Dresser, Inc., 9.375%, 04/15/2011	775,000	806,000
GulfMark Offshore, Inc., 7.75%, 07/15/2014	525,000	553,875
Hornbeck Offshore Services, Inc., 6.125%, 12/01/2014 144A	620,000	607,600
Parker Drilling Co.:
9.625%, 10/01/2013	450,000	510,750
9.625%, 10/01/2013 144A	950,000	1,078,250

		3,556,475

Oil, Gas & Consumable Fuels 3.0%
Chesapeake Energy Corp.:
6.875%, 01/15/2016	1,620,000	1,648,350
7.75%, 01/15/2015	400,000	426,000
Clayton Williams Energy, Inc., 7.75%, 08/01/2013 144A	725,000	703,250
El Paso Corp., 7.875%, 06/15/2012	1,575,000	1,614,375
El Paso Production Holding Co., 7.75%, 06/01/2013	1,225,000	1,267,875
Encore Acquisition Co., 6.25%, 04/15/2014	535,000	521,625
Exco Resources, Inc., 7.25%, 01/15/2011	225,000	228,375
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	750,000	805,312
Peabody Energy Corp.:
5.875%, 04/15/2016	500,000	486,250
6.875%, 03/15/2013	440,000	456,500
Plains Exploration & Production Co., 8.75%, 07/01/2012	1,300,000	1,394,250
Targa Resources, Inc., 8.50%, 11/01/2013 144A	250,000	255,000
Williams Cos.:
7.50%, 01/15/2031	775,000	809,875
8.125%, 03/15/2012	1,125,000	1,220,625

		11,837,662

FINANCIALS 2.0%
Consumer Finance 0.9%
General Motors Acceptance Corp.:
5.625%, 05/15/2009	1,525,000	1,443,089
6.125%, 09/15/2006	675,000	673,165
FRN, 4.51%, 01/16/2007	700,000	690,499

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance continued
Northern Telecom Capital Corp., 7.875%, 06/15/2026	$700,000	$689,500

		3,496,253

Diversified Financial Services 0.4%
Borden US Finance Corp., 9.00%, 07/15/2014 144A	250,000	247,188
Qwest Capital Funding, Inc., 7.00%, 08/03/2009	1,450,000	1,428,250

		1,675,438

Insurance 0.3%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	1,300,000	1,397,500

Real Estate 0.4%
Crescent Real Estate Equities Co., REIT, 9.25%, 04/15/2009	750,000	795,000
Omega Healthcare Investors, Inc., REIT, 7.00%, 04/01/2014	725,000	732,250

		1,527,250

HEALTH CARE 1.3%
Health Care Equipment & Supplies 0.3%
Universal Hospital Services, Inc., 10.125%, 11/01/2011	1,050,000	1,057,875

Health Care Providers & Services 1.0%
HCA, Inc., 6.375%, 01/15/2015	850,000	838,306
IASIS Healthcare Corp., 8.75%, 06/15/2014	1,090,000	1,122,700
Select Medical Corp., 7.625%, 02/01/2015	950,000	885,875
Tenet Healthcare Corp., 9.875%, 07/01/2014	1,215,000	1,181,587

		4,028,468

INDUSTRIALS 2.6%
Aerospace & Defense 0.5%
Aviall, Inc., 7.625%, 07/01/2011	1,500,000	1,530,000
Moog, Inc., 6.25%, 01/15/2015	540,000	540,000

		2,070,000

Commercial Services & Supplies 0.5%
Allied Waste Industries, Inc., 6.375%, 04/15/2011	125,000	121,250
Allied Waste North America, Inc., 5.75%, 02/15/2011	780,000	731,250
American Color Graphics, Inc., 10.00%, 06/15/2010	850,000	567,375
TriMas Corp., 9.875%, 06/15/2012	850,000	692,750

		2,112,625

Machinery 1.1%
Case New Holland, Inc., 9.25%, 08/01/2011	1,675,000	1,771,313
Douglas Dynamics, LLC, 7.75%, 01/15/2012 144A	325,000	315,250
Dresser Rand Group, Inc., 7.375%, 11/01/2014 144A	692,000	712,760
Terex Corp., 7.375%, 01/15/2014	1,440,000	1,440,000

		4,239,323

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Trading Companies & Distributors 0.5%
United Rentals, Inc., 7.75%, 11/15/2013	$1,875,000	$1,790,625

INFORMATION TECHNOLOGY 0.5%
IT Services 0.5%
Stratus Technologies, Inc., 10.375%, 12/01/2008	675,000	685,125
SunGard Data Systems, Inc.:
9.125%, 08/15/2013 144A	1,000,000	1,020,000
10.25%, 08/15/2015 144A	400,000	398,500

		2,103,625

MATERIALS 4.9%
Chemicals 1.5%
Ethyl Corp., 8.875%, 05/01/2010	250,000	260,000
Huntsman Advanced Materials, LLC, 11.00%, 07/15/2010	750,000	836,250
Huntsman International, LLC, 11.50%, 07/15/2012	924,000	1,049,895
Lyondell Chemical Co.:
9.50%, 12/15/2008	1,750,000	1,841,875
10.50%, 06/01/2013	800,000	911,000
PQ Corp., 7.50%, 02/15/2013 144A	885,000	818,625

		5,717,645

Containers & Packaging 0.6%
Graham Packaging Co., 9.875%, 10/15/2014	675,000	634,500
Graphic Packaging International, Inc., 8.50%, 08/15/2011	475,000	460,750
Owens-Brockway Glass Containers, Inc., 8.25%, 05/15/2013	1,335,000	1,368,375

		2,463,625

Metals & Mining 2.0%
Alaska Steel Corp., 7.75%, 06/15/2012	1,600,000	1,448,000
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014	1,100,000	1,130,250
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014	1,325,000	1,311,750
10.125%, 02/01/2010	1,680,000	1,856,400
Oregon Steel Mills, Inc., 10.00%, 07/15/2009	1,300,000	1,400,750
United States Steel Corp., 10.75%, 08/01/2008	750,000	836,250

		7,983,400

Paper & Forest Products 0.8%
Boise Cascade, LLC:
6.47%, 10/15/2012	425,000	412,250
7.125%, 10/15/2014	400,000	358,000
Bowater, Inc., 6.50%, 06/15/2013	850,000	752,250
Georgia Pacific Corp., 8.125%, 05/15/2011	1,600,000	1,744,000

		3,266,500

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES 2.3%
Diversified Telecommunication Services 0.8%
Citizens Communications Co., 6.25%, 01/15/2013	$1,550,000	$1,476,375
Level 3 Communications Corp., 6.375%, 10/15/2015 144A	800,000	794,000
Qwest Communications International, Inc., 7.875%, 09/01/2011	1,000,000	1,052,500

		3,322,875

Wireless Telecommunication Services 1.5%
Alamosa Holdings, Inc., 8.50%, 01/31/2012	425,000	443,063
Centennial Communications Corp., 8.125%, 02/01/2014	650,000	676,000
Dobson Communications Corp., 8.875%, 10/01/2013	725,000	712,312
Horizon PCS, Inc., 11.375%, 07/15/2012	550,000	621,500
Rural Cellular Corp.:
8.25%, 03/15/2012	450,000	470,250
9.75%, 01/15/2010	1,450,000	1,450,000
Sprint Nextel Corp., Inc., Ser. D, 7.375%, 08/01/2015	480,000	508,474
UbiquiTel, Inc., 9.875%, 03/01/2011	400,000	439,000
US Unwired, Inc., Ser. B, 10.00%, 06/15/2012	400,000	457,000

		5,777,599

UTILITIES 2.4%
Electric Utilities 0.8%
Edison Mission Energy, 10.00%, 08/15/2008	675,000	744,187
Reliant Energy, Inc.:
6.75%, 12/15/2014	975,000	911,625
9.25%, 07/15/2010	1,300,000	1,371,500

		3,027,312

Gas Utilities 0.3%
SEMCO Energy, Inc., 7.75%, 05/15/2013	1,350,000	1,398,580

Independent Power Producers & Energy Traders 1.3%
AES Corp., 7.75%, 03/01/2014	1,350,000	1,407,375
Dynegy, Inc., 10.125%, 07/15/2013 144A	1,100,000	1,215,500
NRG Energy, Inc., 8.00%, 12/15/2013	937,000	1,026,015
Texas Genco, Inc., 6.875%, 12/15/2014 144A	1,575,000	1,693,125

		5,342,015

Total Corporate Bonds (cost $120,344,655)		119,658,031

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN
CURRENCY INDICATED) 18.2%
CONSUMER DISCRETIONARY 0.7%
Automobiles 0.3%
Renault SA, 6.125%, 06/26/2009 EUR	720,000	948,079

Hotels, Restaurants & Leisure 0.2%
Sodexho Alliance SA, 5.875%, 03/25/2009 EUR	720,000	933,581

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2005 (unaudited)

	Principal
	Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN
CURRENCY INDICATED) continued
CONSUMER DISCRETIONARY continued
Specialty Retail 0.2%
LVMH Moet Hennessy-Louis Vuitton SA, 6.125%, 06/25/2008 EUR	650,000	$839,699

CONSUMER STAPLES 1.0%
Food & Staples Retailing 0.2%
Tesco plc, 4.75%, 04/13/2010 EUR	750,000	957,107

Food Products 0.4%
Cadbury Schweppes plc, MTN, 4.875%, 12/20/2010 GBP	800,000	1,402,203

Tobacco 0.4%
British American Tobacco plc, 4.875%, 02/25/2009 EUR	1,220,000	1,531,814

ENERGY 0.3%
Oil, Gas & Consumable Fuels 0.3%
Transco plc, 7.00%, 12/15/2008 AUD	1,500,000	1,150,880

FINANCIALS 15.7%
Capital Markets 1.1%
Deutsche Bank AG, FRN, 2.86%, 08/09/2007 CAD	1,900,000	1,609,109
Goldman Sachs Group, Inc., MTN, 5.25%, 12/15/2015 GBP	1,000,000	1,780,524
Morgan Stanley, Sr. Disc. Note, Step Bond, 5.33%, 11/14/2013 GBP †	460,000	830,189

		4,219,822

Commercial Banks 7.8%
Australia & New Zealand Banking Group, Ltd.:
4.875%, 12/22/2008 GBP	450,000	800,002
6.00%, 03/01/2010 AUD	2,500,000	1,868,628
Banco Santander Central Hispano SA, 4.00%, 09/10/2010 EUR	3,700,000	4,613,735
Bank Nederlandse Gemeenten NV, 3.25%, 10/29/2009 EUR	1,000,000	1,212,255
BOS International Australia, Ltd., 3.50%, 01/22/2007 CAD	1,890,000	1,594,880
BSCH Issuances, Ltd., 5.125%, 07/06/2009 EUR	1,350,000	1,729,427
DnB NOR ASA, MTN, 3.07%, 12/08/2008 CAD	1,000,000	847,916
Eurofima:
5.50%, 09/15/2009 AUD	55,000	40,733
MTN, 6.50%, 08/22/2011 AUD	1,500,000	1,161,231
European Investment Bank:
4.00%, 04/15/2009 SEK	5,000,000	654,146
4.25%, 12/07/2010 GBP	590,000	1,029,794
MTN:
5.75%, 09/15/2009 AUD	100,000	74,973
6.50%, 09/10/2014 NZD	4,992,000	3,459,473
8.00%, 10/21/2013 ZAR	15,000,000	2,260,629
Kreditanstalt Fuer Wiederaufbau, MTN, 4.75%, 12/07/2010 GBP	1,152,000	2,055,138
Landwirtschaftliche Rentenbank, 6.00%, 09/15/2009 AUD	1,550,000	1,167,405

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2005 (unaudited)

	Principal
	Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN
CURRENCY INDICATED) continued
FINANCIALS continued
Commercial Banks continued
Nationwide Building Society:
FRN, 2.25%, 11/01/2008 EUR	975,000	$1,169,502
MTN, FRN, 3.04%, 11/18/2009 CAD	1,400,000	1,189,156
Rabobank Australia, Ltd., MTN, 6.25%, 11/22/2011 NZD	1,400,000	956,736
Rabobank Nederland, FRN, 3.02%, 06/18/2007 CAD	1,500,000	1,270,095
Royal Bank of Canada, FRN, 4.74%, 04/08/2010 GBP	1,036,000	1,833,368

		30,989,222

Consumer Finance 1.9%
Deutsche Bahn Finance BV, 4.875%, 07/06/2009 EUR	750,000	956,927
General Electric Capital Corp.:
6.50%, 09/28/2015 NZD	2,930,000	2,000,775
FRN, 2.20%, 03/31/2008 EUR	500,000	599,325
MTN, 5.25%, 12/10/2013 GBP	570,000	1,030,930
HSBC Finance Corp., 5.125%, 06/24/2009 EUR	1,000,000	1,282,793
Toyota Credit Canada, 4.75%, 12/30/2008 CAD	2,150,000	1,860,694

		7,731,444

Diversified Financial Services 1.5%
British American Tobacco International Finance plc, MTN,
5.75%, 12/09/2013 GBP	1,000,000	1,809,819
Cedulas TDA, 3.25%, 06/19/2010 EUR	2,600,000	3,144,968
Network Rail Finance plc, FRN, 2.13%, 02/27/2007 EUR	800,000	959,495

		5,914,282

Insurance 0.2%
AIG SunAmerica, Inc., MTN, 3.50%, 03/11/2009 EUR	500,000	607,416

Thrifts & Mortgage Finance 3.2%
Canada Housing Trust No. 1, 3.70%, 09/15/2008 CAD	4,550,000	3,842,261
Totalkredit, FRN, 2.51%, 01/01/2015 DKK	55,577,582	8,993,497

		12,835,758

TELECOMMUNICATION SERVICES 0.3%
Diversified Telecommunication Services 0.3%
Telecom Italia SpA, 5.00%, 02/09/2009 EUR	1,000,000	1,268,471

UTILITIES 0.2%
Electric Utilities 0.2%
International Endesa BV, 4.375%, 06/18/2009 EUR	700,000	877,274

Total Foreign Bonds - Corporate (Principal Amount Denominated in
Currency Indicated) (cost $72,898,278)		72,207,052

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2005 (unaudited)

	Principal
	Amount	Value

FOREIGN BONDS - GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) 12.6%
Australia:
7.50%, 09/15/2009 AUD	1,328,000	$1,064,452
FRN, 5.39%, 08/20/2015 AUD	4,980,000	5,634,501
France, 1.63%, 07/25/2015 EUR	1,000,000	1,239,108
Hungary, 6.25%, 06/12/2007 HUF	766,000,000	3,648,061
IBRD, MTN, 12.50%, 05/14/2012 ZAR	950,000	168,531
Jamaica, 11.00%, 07/27/2012 EUR	180,000	252,510
Mexico:
8.00%, 12/24/2008 MXN	13,500,000	1,236,151
8.00%, 12/19/2013 MXN	7,950,000	699,716
9.00%, 12/20/2012 MXN	5,500,000	512,850
10.50%, 07/14/2011 MXN	12,500,000	1,293,613
Norway, 6.00%, 05/16/2011 NOK	34,798,000	5,980,279
Ontario Province, 6.50%, 12/01/2005 CAD	66,000	56,021
Poland, 8.50%, 05/12/2006 PLN	11,750,000	3,623,829
South Africa:
5.25%, 05/16/2013 EUR	385,000	500,614
7.00%, 04/10/2008 EUR	750,000	980,166
13.00%, 08/31/2010 ZAR	7,000,000	1,253,604
Spain, 4.00%, 01/31/2010 EUR	3,440,000	4,301,831
Sweden:
3.82%, 12/01/2015 SEK	36,255,000	5,936,431
5.25%, 03/15/2011 SEK	36,500,000	5,108,714
Turkey, 5.50%, 09/21/2009 EUR	405,000	508,613
United Kingdom:
5.00%, 03/07/2012 GBP	1,250,000	2,294,267
6.39%, 08/23/2011 GBP	500,000	2,365,041
FRN, 5.34%, 08/16/2013 GBP	300,000	1,205,489

Total Foreign Bonds - Government (Principal Amount Denominated in
Currency Indicated) (cost $51,088,086)		49,864,392

U.S. TREASURY OBLIGATIONS 4.6%
U.S. Treasury Bonds, 5.375%, 02/15/2031 ##	$ 8,050,000	8,782,051
U.S. Treasury Notes, 4.00%, 02/15/2015 ##	9,885,000	9,455,240

Total U.S. Treasury Obligations (cost $18,679,085)		18,237,291

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 2.8%
FIXED-RATE 0.7%
Credit Suisse First Boston, Ser. 2002-26, Class 4A1, 7.00%, 10/25/2017	594,786	599,561
Structured Asset Securities Corp., Ser. 2004-20, Class 5A-1, 6.25%, 11/25/2034	2,218,062	2,243,709

		2,843,270

FLOATING-RATE 2.1%
Countrywide Home Loans:
Ser. 2004-HYB8, Class 1-M1, 5.23%, 01/20/2035	5,325,847	5,370,784
Ser. 2004-R1, Class 1-AF, 2.24%, 10/25/2034 144A	573,233	574,122

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2005 (unaudited)

	Principal
	Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS continued
FLOATING-RATE continued
MASTR Adjustable Rate Mtge. Trust, Ser. 2005-1, Class 7A3, 4.98%, 02/25/2035	$1,426,493	$1,410,075
William Street Funding Corp., Ser. 2004-3, Class A, 4.28%, 09/23/2009 144A	750,000	750,817

		8,105,798

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $11,121,220)		10,949,068

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 0.5%
FLOATING-RATE 0.5%
Bear Stearns Adjustable Rate Mtge. Trust, Ser. 2004-10, Class 12A3, 4.63%,
01/25/2035	781,018	771,379
Structured Asset Securities Corp., Ser. 2005-RM1, Class A, IO, 5.00%, 03/25/2045
144A	4,825,476	1,132,479

Total Whole Loan Mortgage-Backed Pass Through Securities
(cost $1,924,456)		1,903,858

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE
OBLIGATIONS 0.6%
FIXED-RATE 0.4%
MASTR Resecuritization Trust:
Ser. 2004-3, 5.00%, 03/25/2034	717,806	682,364
Ser. 2005-2, 4.75%, 03/28/2034	828,629	788,493

		1,470,857

FLOATING-RATE 0.2%
Harborview Mtge. Loan Trust, Ser. 2005-8, Class 2B3, 5.37%, 02/19/2035 (h)	1,003,740	1,009,385

Total Whole Loan Subordinate Collateralized Mortgage Obligations
(cost $2,532,563)		2,480,242

YANKEE OBLIGATIONS - CORPORATE 5.2%
CONSUMER DISCRETIONARY 0.6%
Hotels, Restaurants & Leisure 0.2%
Intrawest Corp., 7.50%, 10/15/2013	825,000	843,562

Media 0.4%
IMAX Corp., 9.625%, 12/01/2010	1,300,000	1,397,500

CONSUMER STAPLES 0.5%
Food & Staples Retailing 0.5%
The Jean Coutu Group (PJC), Inc., 8.50%, 08/01/2014	2,000,000	1,865,000

ENERGY 0.4%
Energy Equipment & Services 0.4%
Petroleum Geo-Services ASA, 10.00%, 11/05/2010	1,425,000	1,581,750

FINANCIALS 0.5%
Consumer Finance 0.1%
Calpine Canada Energy Finance, 8.50%, 05/01/2008	525,000	286,125

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2005 (unaudited)

	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
FINANCIALS continued
Diversified Financial Services 0.4%
Preferred Term Securities, Ltd., FRN:
5.46%, 06/24/2034 144A	$220,000	$224,862
5.51%, 12/24/2033 144A	500,000	511,055
Ship Finance International, Ltd., 8.50%, 12/15/2013	865,000	829,319

		1,565,236

INDUSTRIALS 0.5%
Marine 0.3%
CP Ships, Ltd., 10.375%, 07/15/2012	1,090,000	1,237,150

Transportation Infrastructure 0.2%
Sea Containers, Ltd., 10.50%, 05/15/2012	960,000	952,800

INFORMATION TECHNOLOGY 0.5%
Electronic Equipment & Instruments 0.5%
Celestica, Inc.:
7.625%, 07/01/2013	1,050,000	1,026,375
7.875%, 07/01/2011	900,000	895,500

		1,921,875

MATERIALS 1.0%
Chemicals 0.2%
Nova Chemicals Corp., 6.50%, 01/15/2012	750,000	720,000

Containers & Packaging 0.4%
Crown European Holdings SA:
9.50%, 03/01/2011	500,000	550,000
10.875%, 03/01/2013	1,000,000	1,177,500

		1,727,500

Metals & Mining 0.4%
Novelis, Inc., 7.25%, 02/15/2015 144A	1,740,000	1,596,450

TELECOMMUNICATION SERVICES 0.4%
Wireless Telecommunication Services 0.4%
Rogers Wireless, Inc.:
6.375%, 03/01/2014	465,000	466,163
7.50%, 03/15/2015	450,000	484,875
9.625%, 05/01/2011	745,000	858,612

		1,809,650

UTILITIES 0.8%
Electric Utilities 0.4%
Enersis SA, 7.375%, 01/15/2014	1,260,000	1,329,953

Gas Utilities 0.3%
Gazprom, 9.625%, 03/01/2013 144A	1,000,000	1,203,750

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2005 (unaudited)

	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
UTILITIES continued
Multi-Utilities 0.1%
National Power Corp., FRN, 8.07%, 08/23/2011	$500,000	$511,040

Total Yankee Obligations - Corporate (cost $20,315,365)		20,549,341

YANKEE OBLIGATIONS - GOVERNMENT 4.9%
Brazil:
9.25%, 10/22/2010	1,000,000	1,100,500
10.50%, 07/14/2014	1,250,000	1,468,125
Colombia:
9.75%, 04/09/2011	995,749	1,140,133
10.00%, 01/23/2012	1,000,000	1,182,500
10.50%, 07/09/2010	1,000,000	1,181,000
Egypt, 8.75%, 07/11/2011	750,000	885,187
Jamaica, 11.75%, 05/15/2011	395,000	496,843
Korea, 4.25%, 06/01/2013	750,000	707,657
Mexico, 8.375%, 01/14/2011	1,130,000	1,288,200
Mexico, MTN, 6.375%, 01/16/2013	1,200,000	1,260,000
Panama, 9.625%, 02/08/2011	700,000	808,500
Peru:
9.125%, 01/15/2008	1,265,000	1,372,525
9.125%, 02/21/2012	1,000,000	1,161,000
Russia:
11.00%, 07/24/2018	800,000	1,171,734
Sr. Disc. Note, Step Bond, 5.00%, 03/31/2030 †	1,000,000	1,111,200
Turkey, 9.00%, 06/30/2011	1,000,000	1,135,000
Ukraine, 7.65%, 06/11/2013	700,000	754,250
Venezuela, 10.75%, 09/19/2013	1,000,000	1,222,500

Total Yankee Obligations - Government (cost $18,720,050)		19,446,854

CONVERTIBLE DEBENTURES 0.2%
UTILITIES 0.2%
Independent Power Producers & Energy Traders 0.2%
Calpine Corp., 7.75%, 06/01/2015 (cost $900,000)	900,000	702,000

	Shares	Value

COMMON STOCKS 0.2%
CONSUMER DISCRETIONARY 0.1%
Media 0.1%
IMAX Corp. *	27,389	248,418

MATERIALS 0.1%
Chemicals 0.1%
Huntsman Corp. *	19,570	389,052

Total Common Stocks (cost $312,154)		637,470

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2005 (unaudited)

	Shares	Value

WARRANTS 0.0%
FINANCIALS 0.0%
Diversified Financial Services 0.0%
Ono Finance plc:
Expiring 03/16/2011 144A * +	2,000	$20
Expiring 05/31/2009 * (h) +	2,000	0

Total Warrants (cost $244,882)		20

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 9.6%
COMMERCIAL PAPER 5.9%
Check Point Charlie, Inc., 3.43%, 11/14/2005	$ 4,960,000	4,953,050
Lockhart Funding, LLC, 3.92%, 11/14/2005	1,810,000	1,807,484
Neptune Funding Corp., 3.79%, 11/14/2005	4,960,000	4,953,033
Ranger Funding Co., LLC, 3.90%, 11/14/2005	1,815,000	1,812,490
Thornburg Mortgage Capital Resources, LLC, 3.98%, 11/14/2005	4,960,000	4,952,997
Three Crowns Funding Corp., 3.84%, 11/14/2005	4,960,000	4,953,050

		23,432,104

	Shares	Value

MUTUAL FUND SHARES 3.7%
Evergreen Institutional Money Market Fund ø ##	14,705,677	14,705,677

Total Short-Term Investments (cost $38,137,781)		38,137,781

Total Investments (cost $447,414,548) 112.0%		444,534,685
Other Assets and Liabilities (12.0%)		(47,538,881)

Net Assets 100.0%		$396,995,804

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2005 (unaudited)

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CDO	Collateralized Debt Obligation
DKK	Danish Krone
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	Great British Pound
GNMA	Government National Mortgage Association
IBRD	International Bank for Reconstruction & Development
IO	Interest Only
HUF	Hungarian Forint
MASTR	Mortgage Asset Securitization Transactions, Inc.
MTN	Medium Term Note
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
REIT	Real Estate Investment Trust
SEK	Swedish Krona
TBA	To Be Announced
ZAR	South African Rand

The following table shows the percent of total investments (excluding equity positions) by credit quality based on Moody’s and Standard & Poor’s ratings as of October 31, 2005:

AAA	49.1%
AA	4.1%
A	7.0%
BBB	5.4%
BB	11.9%
B	20.4%
CCC	2.1%

100.0%

The following table shows the percent of total investments (excluding equity positions) by maturity as of October 31, 2005:

Less than 1 year	12.3%
1 to 3 year(s)	6.9%
3 to 5 years	20.5%
5 to 10 years	53.1%
10 to 20 years	5.1%
20 to 30 years	2.1%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005 (unaudited)

Assets
Investments in securities, at value (cost $432,708,871)	$429,829,008
Investments in affiliated money market fund, at value (cost $14,705,677)	14,705,677

Total investments	444,534,685
Cash	672,168
Foreign currency, at value (cost $441,478)	431,100
Receivable for securities sold	610,960
Principal paydown receivable	58,875
Receivable for Fund shares sold	539,775
Interest receivable	6,497,406
Unrealized gains on forward foreign currency exchange contracts	92,117
Prepaid expenses and other assets	90,200

Total assets	453,527,286

Liabilities
Dividends payable	492,833
Payable for securities purchased	54,566,535
Payable for Fund shares redeemed	496,268
Unrealized losses on forward foreign currency exchange contracts	883,611
Advisory fee payable	7,386
Distribution Plan expenses payable	5,384
Due to other related parties	1,087
Accrued expenses and other liabilities	78,378

Total liabilities	56,531,482

Net assets	$396,995,804

Net assets represented by
Paid-in capital	$444,414,414
Undistributed net investment income	4,493,408
Accumulated net realized losses on investments	(48,181,644)
Net unrealized losses on investments	(3,730,374)

Total net assets	$396,995,804

Net assets consists of
Class A	$214,556,006
Class B	87,671,965
Class C	74,519,198
Class I	20,248,635

Total net assets	$396,995,804

Shares outstanding (unlimited number of shares authorized)
Class A	33,805,376
Class B	13,772,256
Class C	11,722,758
Class I	3,240,964

Net asset value per share
Class A	$6.35
Class A — Offering price (based on sales charge of 4.75%)	$6.67
Class B	$6.37
Class C	$6.36
Class I	$6.25

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2005 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $10,755)	$11,080,923
Income from affiliate	350,416

Total investment income	11,431,339

Expenses
Advisory fee	882,620
Distribution Plan expenses
Class A	328,185
Class B	474,124
Class C	393,740
Administrative services fee	204,890
Transfer agent fees	448,715
Trustees’ fees and expenses	5,786
Printing and postage expenses	34,253
Custodian and accounting fees	126,779
Registration and filing fees	35,073
Professional fees	17,370
Other	10,321

Total expenses	2,961,856
Less: Expense reductions	(5,218)
Expense reimbursements	(824)

Net expenses	2,955,814

Net investment income	8,475,525

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	4,142,661
Foreign currency related transactions	(1,087,611)

Net realized gains on investments	3,055,050
Net change in unrealized gains or losses on investments	(14,025,666)

Net realized and unrealized gains or losses on investments	(10,970,616)

Net decrease in net assets resulting from operations	$(2,495,091)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2005		Year Ended
	(unaudited)		April 30, 2005

Operations
Net investment income		$ 8,475,525		$ 19,658,650
Net realized gains on investments		3,055,050		11,013,015
Net change in unrealized gains or losses
on investments		(14,025,666)		942,567

Net increase (decrease) in net assets
resulting from operations		(2,495,091)		31,614,232

Distributions to shareholders from
Net investment income
Class A		(5,185,741)		(11,021,445)
Class B		(1,914,514)		(4,861,302)
Class C		(1,590,613)		(3,819,193)
Class I		(484,010)		(1,350,463)
Net realized gains
Class A		0		(467,235)
Class B		0		(231,303)
Class C		0		(183,256)
Class I		0		(52,197)

Total distributions to shareholders		(9,174,878)		(21,986,394)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	3,556,694	23,138,378	6,307,048	41,432,078
Class B	970,058	6,329,052	2,284,706	15,044,683
Class C	964,235	6,279,398	1,974,634	13,016,637
Class I	571,700	3,604,335	586,221	3,820,552

		39,351,163		73,313,950

Net asset value of shares issued in
reinvestment of distributions
Class A	576,030	3,737,083	1,213,973	7,954,122
Class B	166,525	1,083,939	441,246	2,897,973
Class C	130,345	847,088	331,818	2,176,653
Class I	33,938	216,750	98,635	634,960

		5,884,860		13,663,708

Automatic conversion of Class B shares
to Class A shares
Class A	393,065	2,559,150	745,934	4,900,250
Class B	(391,861)	(2,559,150)	(743,600)	(4,900,250)

		0		0

Payment for shares redeemed
Class A	(3,595,558)	(23,359,985)	(7,064,524)	(46,098,782)
Class B	(2,057,939)	(13,419,436)	(4,575,911)	(29,821,678)
Class C	(1,526,950)	(9,930,891)	(4,120,746)	(26,755,342)
Class I	(351,161)	(2,242,805)	(1,952,434)	(12,626,152)

		(48,953,117)		(115,301,954)

Net decrease in net assets resulting from
capital share transactions		(3,717,094)		(28,324,296)

Total decrease in net assets		(15,387,063)		(18,696,458)
Net assets
Beginning of period		412,382,867		431,079,325

End of period	$ 396,995,804		$ 412,382,867

Undistributed net investment income		$ 4,493,408		$ 5,870,529

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Strategic Income Fund (the “Fund”) is a diversified series of Evergreen Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

e. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

f. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

g. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

h. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

i. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

j. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund’s gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.31% and declining to 0.16% as average daily net assets increase.

Evergreen International Advisors, an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the fixed income portion of the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended October 31, 2005, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $824.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended October 31, 2005, the transfer agent fees were equivalent to an annual rate of 0.22% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended October 31, 2005, EIS received $15,187 from the sale of Class A shares and $127,696 and $1,903 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the six months ended October 31, 2005:

Cost of Purchases			Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$ 68,998,347	$ 135,335,273	$ 64,058,839	$ 122,037,284

At October 31, 2005, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Sell:

Exchange	Contracts	U.S. Value at	In Exchange	Unrealized
Date	to Deliver	October 31, 2005	for U.S. $	Gain (Loss)

12/12/2005	8,280,000 AUD	$ 6,176,423	$ 6,268,540	$ 92,117
1/5/2006	4,660,000 NZD	3,242,080	3,190,236	(51,844)

Exchange	Contracts to	U.S. Value at		U.S. Value at	Unrealized
Date	Deliver	October 31, 2005	In Exchange for	October 31, 2005	Loss

1/10/2006	39,447,645 EUR	$ 47,469,613	5,382,000,000 JPY	$ 46,637,846	$ 831,767

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

On October 31, 2005, the aggregate cost of securities for federal income tax purposes was $448,434,171. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,993,913 and $8,893,399, respectively, with a net unrealized depreciation of $3,899,486.

As of April 30, 2005, the Fund had $51,140,188 in capital loss carryovers for federal income tax purposes with $6,306,504 expiring in 2008, $14,759,243 expiring in 2009 and $30,074,441 expiring in 2010. These losses are subject to certain limitations prescribed by the Internal Revenue Code.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended October 31, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended October 31, 2005, the Fund had no borrowings under this agreement.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement with EIMC and its sub-advisory agreement with EIMC’s affiliate, First International Advisors, Inc. d/b/a Evergreen International Advisors (“EIA”) (the investment advisory agreement and the sub-advisory agreement are sometimes referred to herein as the “Agreements”). In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Agreements.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Agreements. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide Fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s Agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the Agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and in respect of the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory

ADDITIONAL INFORMATION (unaudited) continued

contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund and the fees paid by EIMC under the sub-advisory agreement with EIA. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC and EIA formulate and implement an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment

ADDITIONAL INFORMATION (unaudited) continued

philosophy of the Fund’s portfolio management teams, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC and EIA, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC and EIA were consistent with their duties under the Agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s Agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC and EIA, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class A shares of the Fund performed in the fifth quin-tile over the recently completed one-year period, performed in the third quintile over the recently completed three-year period, and performed in the second quintile over the recently completed five-year period. The Trustees noted that the Fund’s assets are principally invested in lower-rated debt securities, and that EIMC generally maintains a relatively high-quality bias in that asset class. EIMC reported to the Trustees that, in recent periods, funds with a high-quality bias like the Fund’s had generally underperformed other investment products investing in lower-quality issuers, contributing substantially to the Fund’s relative underperformance; EIMC said that it expected the Fund’s relative performance to improve as market conditions change to favor that bias.

ADDITIONAL INFORMATION (unaudited) continued

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was below the median of fees paid by comparable funds.

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the funds.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of Fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of funds had recently declined, or were expected to in the near future.

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Former Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 89 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

564358 rv1 12/2005

Evergreen U.S. Government Fund

Evergreen

U.S. GOVERNMENT FUND

Semiannual Report
as of October 31, 2005

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	STATEMENT OF CASH FLOWS
21	NOTES TO FINANCIAL STATEMENTS
27	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia
Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen U.S. Government Fund, which covers the six-month period ended October 31, 2005.

Fixed income investors had to endure a variety of challenges over the past six months. Moderating economic growth, surging energy prices and tighter monetary policy led the list of concerns, while the terrorist bombings in London and credit downgrades in the auto sector further pressured market sentiment. In addition, Hurricane Katrina devastated much of the gulf region and inflation fears grew with the prospect of more government spending. While the importance of asset allocation becomes increasingly evident during times of uncertainty, we believe it is crucial for long-term investors to extend the diversification process further, to include several strategies within an asset class, such as the bond fund offerings within Evergreen’s Fixed Income Trust and Select Fixed Income Trust.

The investment period began with a trend for slower growth in the U.S. economy. After experiencing the rapid pace of growth typical in economic recovery, Gross Domestic Product had moderated to a pace of growth normally associated with economic expansion. While the growth in overall output was still good, it was no longer considered great, and market interest rates initially declined on the perceived weakness. Yet energy prices continued to soar throughout the summer months amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated these pricing concerns and long-term interest rates began to crawl higher.

Having already anticipated a bout of inflation fears, the Federal Reserve (Fed) maintained its “measured

1

LETTER TO SHAREHOLDERS continued

removal of policy accommodation.” While the paradox of moderating economic growth and tighter monetary policy often rattled the fixed income markets, Evergreen’s Investment Strategy Committee concluded that since rates were low for such a lengthy period, the central bank was simply removing excess stimulus to prevent pricing from becoming a long-term problem. Although Chairman Greenspan had been very transparent in his public statements about the direction of monetary policy, market interest rates persisted lower into the summer months. This “flattening” of the yield curve caused many in the fixed income markets to debate its message. Did it signal the end of the expansion? Or was it just confidence in the Fed’s inflation-fighting capabilities? Considering our forecast for moderating global growth, mild wages, and solid productivity, we determined that long-term pricing pressures, despite energy, were insufficient to halt the expansion. In addition, we believed that a combination of excess global savings, an increased “flight to quality,” and growing demand for longer-duration investments by under-funded pensions accelerated this trend.

Throughout this timeframe, our fixed income teams attempted to capitalize on trends within the bond market. For example, Evergreen’s high yield teams emphasized exposure within media and telecom, while the lack of airline exposure benefited their portfolios. Our government bond teams needed to be very agile in their decision-making, for despite the Fed’s monetary policy stance, the yield curve continued to flatten. The mortgage market benefited from the mostly positive economic data, yet the combination of the hurricanes

2

LETTER TO SHAREHOLDERS continued

and rising energy costs pressured yields in September and October. Finally, some of our “core” strategies included going short on duration in anticipation of the rise in market yields. All told, it was a challenging environment to be tied to any one specific area within the bond market, and we believe those portfolios fully diversified within fixed income were best positioned for the long-term.

We continue to recommend that investors maintain their diversified, long-term strategies within their fixed income portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of October 31, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Lisa Brown-Premo
• Karen DiMeglio
• Andrew Zimmerman

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2005.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/11/1993

	Class A	Class B	Class C	Class I
Class inception date	1/11/1993	1/11/1993	9/2/1994	9/2/1993

Nasdaq symbol	EUSAX	EUSBX	EUSCX	EUSYX

6-month return with sales charge	-4.76%	-5.30%	-1.38%	N/A

6-month return w/o sales charge	-0.04%	-0.39%	-0.39%	0.11%

Average annual return*

1-year with sales charge	-3.75%	-4.50%	-0.58%	N/A

1-year w/o sales charge	1.10%	0.39%	0.39%	1.40%

5-year	3.96%	3.88%	4.23%	5.27%

10-year	4.75%	4.49%	4.49%	5.54%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen U.S. Government Fund Class A shares, versus a similar investment in the Lehman Brothers Intermediate Term Government Bond Index (LBITGBI) and the Consumer Price Index (CPI).

The LBITGBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

All data is as of October 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005 to October 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2005	10/31/2005	Period*

Actual
Class A	$ 1,000.00	$999.58	$ 4.99
Class B	$ 1,000.00	$996.07	$ 8.50
Class C	$ 1,000.00	$996.07	$ 8.50
Class I	$ 1,000.00	$ 1,001.09	$ 3.48
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.21	$ 5.04
Class B	$ 1,000.00	$ 1,016.69	$ 8.59
Class C	$ 1,000.00	$ 1,016.69	$ 8.59
Class I	$ 1,000.00	$ 1,021.73	$ 3.52

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.99% for Class A, 1.69% for Class B, 1.69% for Class C and 0.69% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2005
CLASS A	(unaudited)	2005	2004	2003	2002[1]	2001

Net asset value, beginning of period	$10.09	$ 9.96	$ 10.22	$9.75	$ 9.59	$ 9.15

Income from investment operations
Net investment income (loss)	0.15[2]	0.24[2]	0.19[2]	0.39	0.48	0.54
Net realized and unrealized gains or losses on investments	(0.15)	0.19	(0.16)	0.43	0.16	0.44

Total from investment operations	0	0.43	0.03	0.82	0.64	0.98

Distributions to shareholders from
Net investment income	(0.18)	(0.30)	(0.29)	(0.35)	(0.48)	(0.54)

Net asset value, end of period	$9.91	$ 10.09	$ 9.96	$10.22	$ 9.75	$ 9.59

Total return[3]	(0.04%)	4.37%	0.30%	8.50%	6.76%	10.98%

Ratios and supplemental data
Net assets, end of period (thousands)	$86,098	$93,826	$109,172	$146,427	$141,838	$108,073
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.99%[4]	1.00%	1.01%	0.95%	0.96%	1.00%
Expenses excluding waivers/reimbursements
and expense reductions	0.99%[4]	1.00%	1.01%	0.95%	0.96%	1.00%
Net investment income (loss)	2.88%[4]	2.38%	1.86%	3.81%	4.91%	5.71%
Portfolio turnover rate	30%	110%	55%	129%	121%	86%

1 As required, effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities . The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.02; an increase in net realized gains or losses per share of $0.02; and a decrease to the ratio of net investment income to average net assets of 0.22%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation .

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2005
CLASS B	(unaudited)	2005	2004	2003	2002[1]	2001

Net asset value, beginning of period	$10.09	$ 9.96	$ 10.22	$9.75	$ 9.59	$ 9.15

Income from investment operations
Net investment income (loss)	0.11[2]	0.17[2]	0.12[2]	0.31	0.42	0.47
Net realized and unrealized gains or losses on investments	(0.15)	0.19	(0.16)	0.43	0.15	0.44

Total from investment operations	(0.04)	0.36	(0.04)	0.74	0.57	0.91

Distributions to shareholders from
Net investment income	(0.14)	(0.23)	(0.22)	(0.27)	(0.41)	(0.47)

Net asset value, end of period	$9.91	$ 10.09	$ 9.96	$10.22	$ 9.75	$ 9.59

Total return[3]	(0.39%)	3.64%	(0.40%)	7.69%	5.97%	10.15%

Ratios and supplemental data
Net assets, end of period (thousands)	$21,145	$25,452	$37,270	$59,362	$47,016	$65,533
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.69%[4]	1.70%	1.71%	1.70%	1.71%	1.75%
Expenses excluding waivers/reimbursements
and expense reductions	1.69%[4]	1.70%	1.71%	1.70%	1.71%	1.75%
Net investment income (loss)	2.17%[4]	1.67%	1.16%	3.04%	4.18%	4.98%
Portfolio turnover rate	30%	110%	55%	129%	121%	86%

1 As required, effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities . The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.01; an increase in net realized gains or losses per share of $0.01; and a decrease to the ratio of net investment income to average net assets of 0.22%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation .

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2005
CLASS C	(unaudited)	2005	2004	2003	2002[1]	2001

Net asset value, beginning of period	$10.09	$ 9.96	$ 10.22	$9.75	$ 9.59	$ 9.15

Income from investment operations
Net investment income (loss)	0.11[2]	0.17[2]	0.12[2]	0.31	0.41	0.47
Net realized and unrealized gains or losses on investments	(0.15)	0.19	(0.16)	0.43	0.16	0.44

Total from investment operations	(0.04)	0.36	(0.04)	0.74	0.57	0.91

Distributions to shareholders from
Net investment income	(0.14)	(0.23)	(0.22)	(0.27)	(0.41)	(0.47)

Net asset value, end of period	$ 9.91	$10.09	$ 9.96	$10.22	$ 9.75	$ 9.59

Total return[3]	(0.39%)	3.64%	(0.40%)	7.69%	5.97%	10.15%

Ratios and supplemental data
Net assets, end of period (thousands)	$8,437	$9,820	$14,207	$26,013	$14,212	$11,188
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.69%[4]	1.70%	1.71%	1.70%	1.71%	1.74%
Expenses excluding waivers/reimbursements
and expense reductions	1.69%[4]	1.70%	1.71%	1.70%	1.71%	1.74%
Net investment income (loss)	2.18%[4]	1.67%	1.17%	2.99%	4.15%	4.90%
Portfolio turnover rate	30%	110%	55%	129%	121%	86%

1 As required, effective May 1, 2001 the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities . The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.02; an increase in net realized gains or losses per share of $0.02; and a decrease to the ratio of net investment income to average net assets of 0.22%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation .

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2005
CLASS I1	(unaudited)	2005	2004	2003	2002[2]	2001

Net asset value, beginning of period	$10.09	$ 9.96	$ 10.22	$9.75	$ 9.59	$ 9.15

Income from investment operations
Net investment income (loss)	0.16[3]	0.27[3]	0.22[3]	0.41	0.50	0.56
Net realized and unrealized gains or losses on investments	(0.15)	0.19	(0.16)	0.43	0.16	0.44

Total from investment operations	0.01	0.46	0.06	0.84	0.66	1.00

Distributions to shareholders from
Net investment income	(0.19)	(0.33)	(0.32)	(0.37)	(0.50)	(0.56)

Net asset value, end of period	$9.91	$ 10.09	$ 9.96	$10.22	$ 9.75	$ 9.59

Total return	0.11%	4.68%	0.60%	8.77%	7.02%	11.25%

Ratios and supplemental data
Net assets, end of period (thousands)	$437,955	$436,431	$427,356	$489,565	$327,753	$263,619
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.69%[4]	0.70%	0.71%	0.70%	0.71%	0.75%
Expenses excluding waivers/reimbursements
and expense reductions	0.69%[4]	0.70%	0.71%	0.70%	0.71%	0.75%
Net investment income (loss)	3.18%[4]	2.69%	2.15%	4.02%	5.16%	5.97%
Portfolio turnover rate	30%	110%	55%	129%	121%	86%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2 As required, effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities . The effects of this change for the year ended April 30, 2002 was a decrease in net investment income per share of $0.02; an increase in net realized gains or losses per share of $0.02; and a decrease to the ratio of net investment income to average net assets of 0.22%. The above per share information, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation .

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

October 31, 2005 (unaudited)

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.9%
Fixed-Rate 1.9%
FNMA:
6.18%, 06/01/2013 ##	$ 4,483,570	$4,744,827
6.22%, 08/01/2012 ##	4,112,363	4,356,514
Ser. 2002-M1, Class C, 6.17%, 02/25/2016	1,460,000	1,561,908

Total Agency Commercial Mortgage-Backed Securities
(cost $10,929,763)		10,663,249

AGENCY MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 18.8%
Fixed-Rate 3.6%
FHLMC:
Ser. 2262, Class Z, 7.50%, 10/15/2030	186,263	188,961
Ser. 2359, Class PC, 6.00%, 07/15/2015	81,776	81,811
Ser. 2367, Class BC, 6.00%, 04/15/2016	119,790	120,357
Ser. H012, Class A2, 2.50%, 11/15/2008	2,706,116	2,582,581
Ser. SF1, Class A2, 2.38%, 11/15/2008	879,521	874,652
FNMA, Ser. 2002-W5, Class A7, 6.25%, 08/25/2030 ##	15,755,954	15,915,681

		19,764,043

Floating-Rate 15.2%
FHLMC:
Ser. 1370, Class JA, 5.15%, 09/15/2022	293,842	296,810
Ser. 1498, Class I, 5.15%, 04/15/2023	257,121	261,006
Ser. 1533, Class FA, 5.10%, 06/15/2023	69,095	70,478
Ser. 1616, Class FB, 3.77%, 11/15/2008 ##	1,752,018	1,747,392
Ser. 1671, Class TA, 4.50%, 02/15/2024	1,194,630	1,201,119
Ser. 2005-S001, Class 1A2, 4.19%, 09/25/2035 (h) ##	7,893,940	7,892,706
Ser. 2005-S001, Class 2A2, 4.19%, 09/25/2035 (h) ##	11,902,712	11,900,852
Ser. 2030, Class F, 4.47%, 02/15/2028	1,307,660	1,319,652
Ser. 2181, Class PF, 4.37%, 05/15/2029	623,669	627,268
Ser. 2380, Class FL, 4.57%, 11/15/2031 ##	5,428,792	5,500,886
Ser. 2395, Class FD, 4.57%, 05/15/2029 ##	1,939,670	1,965,448
Ser. 2481, Class FE, 4.97%, 03/15/2032 ##	3,388,728	3,459,823
Ser. 2691, Class FC, 4.67%, 10/15/2033 ##	3,546,065	3,555,852
FNMA:
Ser. 1993-221, Class FH, 5.16%, 12/25/2008 ##	4,095,646	4,141,460
Ser. 1997-34, Class F, 4.71%, 10/25/2023 ##	4,442,261	4,512,760
Ser. 1997-49, Class F, 4.50%, 06/17/2027	715,636	721,580
Ser. 1999-49, Class F, 4.44%, 05/25/2018	1,366,864	1,374,480
Ser. 2000-32, Class FM, 4.43%, 10/18/2030	728,067	733,859
Ser. 2001-53, Class CF, 4.44%, 10/25/2031	222,712	223,128
Ser. 2002-13, Class FE, 4.94%, 02/27/2031	1,797,230	1,837,866
Ser. 2002-67, Class FA, 5.04%, 11/25/2032 ##	9,616,833	9,853,022
Ser. 2002-77, Class F, 4.64%, 12/25/2032 ##	8,083,575	8,224,989
Ser. 2002-77, Class FA, 4.98%, 10/18/2030 ##	9,406,764	9,633,091
Ser. G93, Class FH, 5.21%, 04/25/2023	221,720	227,358

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

October 31, 2005 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS continued
Floating-Rate continued
GNMA:
Ser. 1999-40, Class FL, 4.57%, 02/17/2029	$ 334,395	$338,023
Ser. 2000-36, Class FG, 4.50%, 11/20/2030	652,867	657,516
Ser. 2001-22, Class FG, 4.32%, 05/16/2031	972,125	977,101
Ser. 2002-15, Class F, 4.52%, 02/16/2032	1,043,219	1,054,334

		84,309,859

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $104,200,866)		104,073,902

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 67.3%
Fixed-Rate 44.8%
FHLMC:
5.50%, TBA #	90,055,000	89,686,928
6.00%, TBA #	49,795,000	50,292,950
6.50%, 04/01/2022 - 09/01/2028	1,641,773	1,690,478
7.50%, 05/01/2027 - 08/01/2028	1,161,699	1,231,164
8.00%, 08/01/2023 - 11/01/2028	356,215	380,435
9.00%, 01/01/2017	128,050	138,448
9.50%, 09/01/2020	76,069	83,441
10.50%, 12/01/2019	233,332	262,330
FNMA:
4.50%, TBA #	10,000,000	9,671,880
5.50%, TBA #	44,900,000	44,802,427
5.55%, 09/01/2019	7,351,559	7,434,999
6.00%, 02/01/2008 - 09/01/2013	715,913	732,790
6.50%, 01/01/2024	210,667	217,456
6.50%, TBA #	27,190,000	27,912,221
7.00%, 11/01/2026 - 02/01/2032	303,529	317,762
7.50%, 07/01/2023 - 05/01/2027	818,019	865,952
8.00%, 10/01/2026 - 09/01/2028	467,961	500,634
8.50%, 07/01/2029 - 08/01/2029	78,486	85,265
9.50%, 02/01/2023	75,219	82,359
11.00%, 01/01/2016	115,638	126,380
11.25%, 02/01/2016	145,367	159,472
GNMA:
6.00%, 02/15/2009 - 08/20/2034	7,487,857	7,614,679
6.50%, 12/15/2025 - 09/20/2033	1,029,353	1,065,915
7.00%, 12/15/2022 - 05/15/2032	948,879	999,926
7.34%, 10/20/2021 - 09/20/2022	712,599	750,843
7.50%, 02/15/2022 - 06/15/2032	813,000	864,262
8.00%, 09/15/2009	15,338	16,117
10.00%, 12/15/2018	85,697	95,664

		248,083,177

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

October 31, 2005 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
Floating-Rate 22.5%
FNMA:
3.84%, 11/01/2033	$ 12,060,724	$12,144,033
4.00%, 07/01/2032	6,433,090	6,470,436
4.07%, 10/01/2041 ##	9,195,360	9,300,369
4.11%, 06/01/2030	4,804,135	4,813,422
4.22%, 02/01/2032 - 07/01/2044	30,498,422	30,892,898
4.27%, 09/01/2041 ##	15,140,935	15,336,955
4.38%, 11/01/2030	903,633	910,106
4.42%, 06/01/2040 - 01/01/2041	20,123,366	20,360,161
5.00%, 03/27/2025 #	5,362,639	5,359,287
SBA, 4.16%, 11/29/2029 (h)	8,878,274	8,898,250
SBA, 4.16%, 10/25/2029 (h)	9,987,110	10,012,078

		124,497,995

Total Agency Mortgage-Backed Pass Through Securities
(cost $373,823,018)		372,581,172

AGENCY REPERFORMING MORTGAGE-BACKED PASS
THROUGH SECURITIES 4.5%
Fixed-Rate 4.5%
FNMA:
Ser. 2002-T1, Class A3, 7.50%, 11/25/2031	3,747,857	3,921,985
Ser. 2002-T16, Class A1, 6.50%, 07/25/2042	5,578,773	5,697,229
Ser. 2002-W3, Class A5, 7.50%, 01/25/2028	704,608	737,712
Ser. 2002-W8, Class A4, 7.00%, 06/25/2017	3,651,308	3,721,449
Ser. 2003-W1, Class 1A-1, 6.50%, 12/25/2042	1,650,806	1,689,985
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2032 ##	8,700,962	8,956,422

Total Agency Reperforming Mortgage-Backed Pass Through Securities
(cost $25,475,018)		24,724,782

ASSET-BACKED SECURITIES 0.9%
SLMA:
Ser. 1997-4, Class A2, FRN, 4.69%, 10/25/2010	2,055,483	2,074,996
Ser. 1998-1, Class A2, FRN, 4.70%, 10/25/2011	2,853,252	2,882,783

Total Asset-Backed Securities (cost $4,943,250)		4,957,779

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.6%
Fixed-Rate 0.6%
Commercial Mtge. Pass-Through Certificates, Ser. 2001-ZC1A, Class A, 6.36%,
06/12/2006 144A	3,295,030	3,314,899
LB-UBS Comml. Mtge. Trust, Ser. 2000-C4, Class A1, 7.18%, 09/15/2019	193,205	197,650
Morgan Stanley Capital I, Ser. 1998-XL1, Class A2, 6.45%, 06/03/2030	98,740	98,766

Total Commercial Mortgage-Backed Securities (cost $3,614,546)		3,611,315

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

October 31, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS 2.3%
FINANCIALS 2.3%
Capital Markets 1.6%
Goldman Sachs Capital I, 6.35%, 02/15/2034 (p)	$ 5,000,000	$5,030,295
JPMorgan Chase Capital XV, Ser. O, 5.875%, 03/15/2035	4,000,000	3,804,176

		8,834,471

Commercial Banks 0.7%
Westpac Capital Trust IV, 5.26%, 12/29/2049 144A	4,000,000	3,869,412

Total Corporate Bonds (cost $13,159,783)		12,703,883

U.S. GOVERNMENT & AGENCY OBLIGATIONS 21.7%
FHLB:
3.625%, 06/20/2007 - 11/14/2008 (p)	21,250,000	20,785,199
3.875%, 06/15/2008 (p)	7,500,000	7,356,758
4.10%, 06/13/2008	5,000,000	4,906,245
4.50%, 02/18/2015	5,000,000	4,849,195
5.125%, 03/06/2006 ##	14,000,000	14,040,082
FHLMC:
2.85%, 02/23/2007	8,000,000	7,827,368
4.125%, 10/18/2010 (p)	12,000,000	11,664,972
5.25%, 01/15/2006	4,000,000	4,007,576
5.50%, 07/15/2006 ##	8,000,000	8,059,440
5.80%, 09/02/2008	2,000,000	2,058,436
FNMA:
4.375%, 03/15/2013 ##	5,000,000	4,851,830
4.375%, 10/15/2015 (p)	9,500,000	9,085,610
4.625%, 10/15/2013 (p)	6,000,000	5,895,186
6.08%, 01/01/2019 ##	9,996,126	10,242,230
TVA, Ser. B, 4.375%, 06/15/2015	5,000,000	4,817,460

Total U.S. Government & Agency Obligations (cost $122,662,209)		120,447,587

U.S. TREASURY OBLIGATIONS 5.3%
U.S. Treasury Bonds, 5.375%, 02/15/2031 (p)	2,000,000	2,181,876
U.S. Treasury Notes:
1.875%, 07/15/2015 (p)	10,090,600	9,991,278
4.125%, 08/15/2010 (p)	12,500,000	12,314,463
4.25%, 08/15/2015 (p)	5,000,000	4,880,470

Total U.S. Treasury Obligations (cost $29,934,332)		29,368,087

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 2.7%
Fixed-Rate 2.7%
Countrywide Alternative Loan Trust:
Ser. 2004-1T1, Class A6, 5.75%, 02/25/2034	5,000,000	5,026,074
Ser. 2005-46CB, Class A14, 5.50%, 10/25/2035	10,000,000	10,012,000

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $15,143,164)		15,038,074

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

October 31, 2005 (unaudited)

	Principal
	Amount	Value

WHOLE LOAN SUBORDINATE COLLATERALIZED
MORTGAGE OBLIGATIONS 2.1%
Fixed-Rate 2.1%
Countrywide Alternative Loan Trust, Ser. 2004-2CB, Class M, 5.66%, 03/25/2034
(cost $11,584,779)	$ 11,619,274	$11,435,573

SHORT-TERM INVESTMENTS 27.3%
U.S. GOVERNMENT & AGENCY OBLIGATIONS 1.4%
FNMA 3.71%, 11/01/2005 †	7,766,000	7,766,000

	Shares	Value

MUTUAL FUND SHARES 25.9%
Evergreen Institutional Money Market Fund ø ##	60,366,120	60,366,120
Navigator Prime Portfolio (pp)	82,782,246	82,782,246

		143,148,366

Total Short-Term Investments (cost $150,914,366)		150,914,366

Total Investments (cost $866,385,094) 155.4%		860,519,769
Other Assets and Liabilities (55.4%)		(306,884,573)

Net Assets 100.0%		$553,635,196

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
#	When-issued or delayed delivery security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
(p)	All or a portion of this security is on loan.
†	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
SBA	Small Business Administration
SLMA	Student Loan Marketing Association
TBA	To Be Announced
TVA	Tennessee Valley Authority

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

October 31, 2005 (unaudited)

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of October 31, 2005:
AAA	95.0%
AA	2.1%
A	2.9%

100.0%

The following table shows the percent of total investments by maturity as of October 31, 2005:
Less than 1 year	12.6%
1 to 3 year(s)	19.3%
3 to 5 years	23.7%
5 to 10 years	39.7%
10 to 20 years	2.1%
20 to 30 years	2.1%
Greater than 30 years	0.5%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005 (unaudited)

Assets
Investments in securities, at value (cost $806,018,974) including $81,186,109 of
securities loaned	$800,153,649
Investments in affiliated money market fund, at value (cost $60,366,120)	60,366,120

Total investments	860,519,769
Principal paydown receivable	1,996,958
Receivable for Fund shares sold	793,807
Interest receivable	3,331,761
Receivable for securities lending income	8,678
Prepaid expenses and other assets	109,606

Total assets	866,760,579

Liabilities
Dividends payable	424,687
Payable for securities purchased	229,637,217
Payable for Fund shares redeemed	191,085
Payable for securities on loan	82,782,246
Advisory fee payable	6,142
Distribution Plan expenses payable	1,188
Due to other related parties	2,288
Accrued expenses and other liabilities	80,530

Total liabilities	313,125,383

Net assets	$553,635,196

Net assets represented by
Paid-in capital	$571,647,246
Overdistributed net investment income	(4,036,677)
Accumulated net realized losses on investments	(8,110,048)
Net unrealized losses on investments	(5,865,325)

Total net assets	$553,635,196

Net assets consists of
Class A	$86,097,574
Class B	21,145,179
Class C	8,437,084
Class I	437,955,359

Total net assets	$553,635,196

Shares outstanding (unlimited number of shares authorized)
Class A	8,688,253
Class B	2,133,775
Class C	851,378
Class I	44,194,625

Net asset value per share
Class A	$9.91
Class A — Offering price (based on sales charge of 4.75%)	$10.40
Class B	$9.91
Class C	$9.91
Class I	$9.91

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2005 (unaudited)

Investment income
Interest	$10,273,477
Income from affiliate	583,244
Securities lending	70,675

Total investment income	10,927,396

Expenses
Advisory fee	1,146,735
Distribution Plan expenses
Class A	136,059
Class B	115,961
Class C	46,026
Administrative services fee	281,610
Transfer agent fees	350,625
Trustees’ fees and expenses	8,596
Printing and postage expenses	22,322
Custodian and accounting fees	87,412
Registration and filing fees	21,571
Professional fees	16,255
Other	6,983

Total expenses	2,240,155
Less: Expense reductions	(4,996)
Expense reimbursements	(332)

Net expenses	2,234,827

Net investment income	8,692,569

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(711,364)
Net change in unrealized gains or losses on investments	(7,471,340)

Net realized and unrealized gains or losses on investments	(8,182,704)

Net increase in net assets resulting from operations	$509,865

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2005		Year Ended
	(unaudited)		April 30, 2005

Operations
Net investment income		$8,692,569		$14,251,284
Net realized gains or losses on investments		(711,364)		3,159,369
Net change in unrealized gains or losses
on investments		(7,471,340)		7,118,825

Net increase in net assets resulting from
operations		509,865		24,529,478

Distributions to shareholders from
Net investment income
Class A		(1,582,985)		(2,965,158)
Class B		(323,018)		(704,088)
Class C		(128,286)		(266,828)
Class I		(8,395,608)		(13,622,059)

Total distributions to shareholders		(10,429,897)		(17,558,133)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	282,661	2,845,286	765,453	7,679,760
Class B	55,461	559,149	189,529	1,894,320
Class C	21,874	220,595	76,240	764,033
Class I	4,141,987	41,688,809	9,710,308	97,626,122

		45,313,839		107,964,235

Net asset value of shares issued in
reinvestment of distributions
Class A	117,949	1,185,366	216,905	2,178,168
Class B	22,458	225,712	49,250	494,475
Class C	9,052	90,974	18,317	183,925
Class I	635,043	6,381,102	1,072,774	10,774,687

		7,883,154		13,631,255

Automatic conversion of Class B shares
to Class A shares
Class A	80,212	808,666	201,243	2,018,070
Class B	(80,212)	(808,666)	(201,243)	(2,018,070)

		0		0

Payment for shares redeemed
Class A	(1,094,854)	(11,016,725)	(2,843,943)	(28,505,120)
Class B	(387,349)	(3,896,513)	(1,256,644)	(12,576,689)
Class C	(153,117)	(1,540,964)	(547,658)	(5,485,159)
Class I	(3,851,910)	(38,716,510)	(10,428,161)	(104,475,823)

		(55,170,712)		(151,042,791)

Net decrease in net assets resulting from
capital share transactions		(1,973,719)		(29,447,301)

Total decrease in net assets		(11,893,751)		(22,475,956)
Net assets
Beginning of period		565,528,947		588,004,903

End of period	$ 553,635,196		$ 565,528,947

Overdistributed net investment income		$(4,036,677)		$(366,631)

See Notes to Financial Statements

19

STATEMENT OF CASH FLOWS

Six Months Ended October 31, 2005 (unaudited)

Increase in Cash
Cash Flows from Operating Activities:
Net increase in net assets from operations	$509,865
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities (including mortgage dollar rolls)	(1,574,261,686)
Proceeds from disposition of investment securities (including mortgage dollar rolls)	1,549,884,987
Purchase of short-term investment securities	58,660,412
Decrease in interest receivable	332,603
Decrease in receivable for securities sold	49,167,815
Decrease in receivable for Fund shares sold	722,567
Increase in other assets	(17,639)
Decrease in payable for securities purchased	(80,701,354)
Decrease in payable for Fund shares redeemed	(34,361)
Decrease in accrued expenses	(78,800)
Unrealized depreciation on investments	7,471,340
Net realized loss from investments	711,364

Net cash provided by operating activities	12,367,113

Cash Flows from Financing Activities:
Decrease in additional paid-in capital	(9,856,873)
Cash distributions paid	(2,510,240)

Net cash used in financing activities	(12,367,113)

Net increase in cash	$0

Cash:
Beginning of period	$0

End of period	$0

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen U.S. Government Fund (the “Fund”) is a diversified series of Evergreen Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the coun-terparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.35% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended October 31, 2005, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $332.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended October 31, 2005, the transfer agent fees were equivalent to an annual rate of 0.12% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended October 31, 2005, EIS received $1,064 from the sale of Class A shares and $35,094 and $1,116 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the six months ended October 31, 2005:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$ 287,081,103	$ 30,008,203	$ 198,632,355	$ 21,712,462

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

During the six months ended October 31, 2005, the Fund loaned securities to certain brokers. At October 31, 2005, the value of securities on loan and the value of collateral (including accrued interest) amounted to $81,186,109 and $82,782,246, respectively.

On October 31, 2005, the aggregate cost of securities for federal income tax purposes was $868,404,643. The gross unrealized appreciation and depreciation on securities based on tax cost was $513,586 and $8,398,460, respectively, with a net unrealized depreciation of $7,884,874.

As of April 30, 2005, the Fund had $6,570,885 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2007	2008	2009	2010

$ 1,278,383	$ 4,853,705	$ 437,595	$ 1,202

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of April 30, 2005, the Fund incurred and elected to defer post-October losses of $737,596.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended October 31, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended October 31, 2005, the Fund had no borrowings under this agreement.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

26

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide Fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and in respect of the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

27

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial

28

ADDITIONAL INFORMATION (unaudited) continued

resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class A shares of the Fund performed in the second quin-tile over the recently completed one-year period and performed in the third quintile over recently completed three- and five-year periods.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was below the median of fees paid by comparable funds.

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to

29

ADDITIONAL INFORMATION (unaudited) continued

review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the funds.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of Fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of funds had recently declined, or were expected to in the near future.

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Former Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 89 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

564359 rv3 12/2005

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Fixed Income Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: October 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: October 28, 2005

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: October 28, 2005